[CHASE VISTA FUNDS LOGO]

                                  SEMI-ANNUAL
                                     REPORT
                    ---------------------------------------
                  Chase Vista(SM) Setting the Global Standard.





                     CHASE VISTA TAX FREE MONEY MARKET FUND

                          CHASE VISTA NEW YORK TAX FREE
                                MONEY MARKET FUND

                         CHASE VISTA CALIFORNIA TAX FREE
                                MONEY MARKET FUND











                                February 28, 1998
                                   (Unaudited)

                                   HIGHLIGHTS


                 The onset of the Asian economic and currency crisis was the major event in U.S. fixed income markets during the reporting period.

              o  Supply and demand issues continued to
                 dominate the short-term tax-free market.

              o  The Federal Reserve Board left the Federal
                 Funds rate unchanged at 5.5%, and the yield on the one-year U.S. Treasury bill remained relatively stable.



--------------------------------------------------------------------------------
                                    CONTENTS
--------------------------------------------------------------------------------
Chairman's Letter                                                              3

Chase Vista Tax Free Money Market Fund
   Fund Facts o Portfolio of Investments                                       4

Chase Vista New York Tax Free Money Market Fund
   Fund Facts o Portfolio of Investments                                      26

Chase Vista California Tax Free Money Market Fund
   Fund Facts o Portfolio of Investments                                      48

Financial Statements                                                          56

Notes to Financial Statements                                                 59

Financial Highlights                                                          64

--------------------------------------------------------------------------------

   INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL
    RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS
     INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                               Chase Vista Funds

                               CHAIRMAN'S LETTER

                                                                  April 10, 1998
Dear Shareholder:

We are pleased to present this semi-annual report on each of the Chase Vista Tax-Free Money Market Funds(SM). Inside, you'll find current seven-day yields for each fund as of February 28, 1998 as well as listings of current holdings.


Asian Crisis Proved Beneficial to U.S. Fixed Income Markets
As the reporting period began, a consensus was building that the Federal Reserve Board would raise short-term interest rates as a preemptive strike against potential inflationary pressures in a buoyant U.S. economy. As so often happens, however, the conventional thinking was overwhelmed by an outside event, in this case the onset of the currency and economic crisis in Asia.

While the Asian crisis had a negative short-term effect on world stock markets, its consequences for U.S. fixed income markets proved highly beneficial because it changed the inflation paradigm. Specifically, the markets assumed that the rapidly-deteriorating currencies of our Asian trading partners would make their goods cheaper here, therefore holding down prices. On the other side of the import-export coin, most market participants came to the belief that slowing exports to Asia would cut into U.S. economic growth, allowing the Fed to remain on the sidelines. While the Fed did, in fact, change from a tightening to a neutral stance in December, short-term interest rates remained relatively flat even as long-term rates fell sharply.

As always, supply and demand issues proved challenging throughout the period as investors continued to use the Funds as a short-term home for assets ultimately intended for taxes or long-term investments. In this environment, your portfolio management team once again provided you with competitive yields and stability. On behalf of the management team and everyone at Chase Vista, I thank you for the confidence you've placed in us and look forward to continuing to serve your investment needs.


Sincerely,


/s/ Fergus Reid

Fergus Reid
Chairman

                                                                             | 3

                                About Your Fund


                              CHASE VISTA TAX FREE
                               MONEY MARKET FUND

================================================================================
                                   FUND FACTS

  Objective:                 High current tax free income consistent
                             with capital preservation*

  Primary investments:       Short-term municipal obligations

  Suggested investment
  time frame:                Short-term

  Share classes offered:     Vista, Premier and Institutional Shares

  As of February 28, 1998

  Net assets:                $1.1 Billion

  Average maturity:          50 days

  S&P Rating**:              AAA

  Moody's Rating:            Not rated

  NAIC Rating:               Not rated

================================================================================

* A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.


**This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share.

================================================================================

                        MATURITY SCHEDULE AS OF 2/28/98

  1-7 days .. .......................................................   65.44%
  8-14 days .........................................................    2.63%
  15-21 days ........................................................    1.39%
  22-30 days ........................................................    0.18%
  31-60 days ........................................................    2.40%
  61-90 days ........................................................    5.63%
  91+ days ..........................................................   22.33%

================================================================================

4 |

                                About Your Fund

                              CHASE VISTA TAX FREE
                               MONEY MARKET FUND

                     CHASE VISTA TAX FREE MONEY MARKET FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 2/28/98


                              [Pie Chart Omitted]


                                            Composition of
                                             Total Assets
                                            as of 2/28/98
                                            -------------

                        Cash/Other                0.8%
                        Investments              99.2%

--------------------------------------------------------------------------------

             CHASE VISTA TAX FREE MONEY MARKET FUND AS OF 2/28/98(1)


                                 7-Day               Taxable
                             SEC Yield(2)       Equivalent Yield(3)
                             ------------       -------------------
  Vista Shares                   2.89%                4.79%
  Premier Shares                 2.96%                4.90%
  Institutional Shares           3.23%                5.35%

================================================================================

(1) Past performance is not a guarantee of future results. Yields will fluctuate. An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.

(2) The yield for Vista Shares reflects the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yield would have been 2.76%. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

(3) Taxable equivalent yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective federal tax rate used for this illustration is 39.6%

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

                                                                              |5

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited)

  Principal
    Amount    Issuer                                     Value
===================================================================
State & Municipal Obligations -- 99.1%
===================================================================
              Alabama -- 0.8%
$2,650,000    Birmingham, Alabama, Ser. A,
              FRDN, Warrants, 3.90%, 03/06/98            $2,650,000

 5,000,000    Huntsville, Alabama, Health Care
              Authority, Ser. A, FRDN, Rev.,
              3.35%, 03/05/98                             5,000,000

 1,500,000    St. Clair County, Alabama, IDB,
              National Cement Co., Inc., Project
              II, FRDN, Rev., 3.20%, 03/06/98             1,500,000
                                                         ----------
                                                          9,150,000
                                                         ----------
              Arizona -- 1.6%
 7,200,000    Naricopa County, Arizona, School
              District No. 006, Washington
              Elementary Projects of 1996, Ser.
              B, GO, 5.63%, 07/01/98                      7,242,827

 4,100,000    Phoenix Arizona IDA, Multifamily
              Housing, Southwest Villages
              Project A, FRDN, Rev., 3.20%,
              03/05/98                                    4,100,000

 4,000,000    Phoenix, Arizona, Civic Improvement
              Corp., Airport Term Excise Tax,
              Rev., 8.38%, 07/01/98                       4,099,880

 2,500,000    Yavapai County, Arizona Industrial
              Development Authority, Kachina
              Pointe, FRDN, Rev., 3.35%,
              03/02/98                                    2,500,000
                                                         ----------
                                                         17,942,707
                                                         ----------
              Arkansas -- 2.4%
10,100,000    Fayetteville, Arkansas, Public Facilities
              Board, Butterfield Trail Village,
              FRDN, Rev., 3.45%, 03/05/98                10,100,000

16,400,000    University of Arkansas, UAMS
              Campus, FRDN, Rev., 3.60%,
              03/05/98                                   16,400,000
                                                         ----------
                                                         26,500,000
                                                         ----------

                       See notes to financial statements.

6 |

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                                 Value
===================================================================
State & Municipal Obligations -- (continued)
===================================================================
              California -- 2.4%
$8,250,000    Butte County, California, Office of
              Education, TRAN, 4.50%, 07/31/98       $8,271,024

10,550,000    California Higher Education Loan
              Authority Inc., Student Loan, Ser.
              A, Rev., 3.95%, 06/01/98               10,550,000

 6,200,000    Irvine Ranch, California, Water
              District, Improvement District No.
              284, Ser. A, FRDN, GO 3.50%,
              03/02/98                                6,200,000

 1,900,000    Student Education Loan Marketing
              Corp., California, Ser. A, Rev.,
              3.85%, 10/01/98                         1,900,000
                                                     ----------

                                                     26,921,024
                                                     ----------
              Colorado -- 3.5%
10,000,000    Arapahoe County, Colorado, School
              District No. 005, Cherry Creek,
              TAN, 4.50%, 06/30/98                   10,020,789

 2,400,000    Colorado Health Facilities Authority,
              North Colorado Medical Center,
              FRDN, 3.40%, 03/02/98                   2,400,000

 8,700,000    Colorado Springs, Colorado Utilities,
              Ser., SGB 28A, FRDN, Rev.,
              3.55%, 03/05/98                         8,700,000

 2,500,000    Denver, Colorado, City & County
              Airport, Sub-Ser. C, FRDN, Rev.,
              3.40%, 03/05/98                         2,500,000

12,900,000    Smith Creek Metropolitan District,
              Colorado, FRDN, Rev. 3.45%,
              03/05/98                               12,900,000

 2,970,000    University of Colorado Hospital
              Authority, Colorado, Ser A, Rev.,
              4.25%, 11/15/98                         2,978,940
                                                     ----------
                                                     39,499,729
                                                     ----------

                         See notes to financial statements.

                                                                             | 7

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                               Value
===================================================================
State & Municipal Obligations -- (continued)
===================================================================
               Delaware -- 3.2%
$25,000,000    Delaware State, Economic
               Development Authority, IDR,
               Delaware Clean Power Project, Ser.
               A, FRDN, Rev., 3.45%, 03/05/98       $25,000,000

 11,000,000    Delaware State, Economic
               Development Authority, IDR,
               Delaware Clean Power Project, Ser.
               C, FRDN, Rev., 3.45%, 03/05/98        11,000,000
                                                    -----------
                                                     36,000,000
                                                    -----------
               District of Columbia -- 0.3%
  3,300,000    District of Columbia, Ser. C, TRAN,
               5.00%, 09/30/98                        3,321,316
                                                    -----------
               Florida -- 4.3%
  5,000,000    Broward County, Florida Housing
               Finance Authority, Multifamily
               Housing, Landings Inverrary AP,
               FRDN, Rev., 3.40%, 03/02/98            5,000,000

  6,135,000    Dade County, Florida, IDA, PCR,
               Florida Power & Light Co. Project,
               FRDN, Rev., 3.45%, 03/02/98            6,135,000

  4,700,000    Florida Housing Finance Agency,
               Multifamily Housing, Sarasota, Ser.
               C, FRDN, Rev., 3.50%, 03/05/98         4,700,000

  4,000,000    Florida Housing Financing Agency,
               Multifamily Housing, Lakeside, Ser.
               B, FRDN, Rev., 3.55%, 03/05/98         4,000,000

  8,575,000    Gulf Breeze, Florida, Local
               Government Loan Program, Ser. B,
               FRDN, Rev., 3.35%, 03/05/98            8,575,000

  9,600,000    Jacksonville, Florida, FRDN, Rev.,
               3.66%, 03/05/98                        9,600,000

  6,900,000    Jacksonville, Florida, Commercial
               Paper, 3.50%, 03/18/98                 6,900,000

                       See notes to financial statements.

8 |

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                                Value
===================================================================
State & Municipal Obligations -- (continued)
===================================================================
$3,000,000    Orange County, Florida, Health
              Facilities Authority, Ser. 1985
              Pooled Hospital Loan Program,
              Commercial Paper, 3.30%, 04/27/98     $3,000,000
                                                    ----------
                                                    47,910,000
                                                    ----------
              Georgia -- 9.8%
10,100,000    Columbia County, Georgia, Elderly
              Authority, Residential Care
              Facilities, Augusta Resource Center
              on Aging, FRDN, Rev., 3.50%,
              03/04/98                              10,100,000

 3,100,000    Dougherty County, Georgia, School
              District, GO, 3.55%, 09/01/98          3,100,000

 1,600,000    Dougherty County, Georgia, School
              District, GO, 3.65%, 03/01/99          1,600,000

 2,200,000    Elbert County & Elberton &
              Bowman Georgia Development
              Authority, IDR, Seaboard Farms,
              FRDN, Rev., 3.50%, 03/05/98            2,200,000

 2,800,000    Fulco, Georgia, Hospital Authority,
              Piedmont Hospital Project, FRDN,
              Rev., 3.50%, 03/04/98                  2,800,000

 1,000,000    Fulton County, Georgia Development
              Authority, Arthritis Foundation Inc.
              Project, FRDN, Rev., 3.50%,
              03/04/98                               1,000,000

 1,600,000    Fulton County, Georgia IDA,
              American Graphics Project, FRDN,
              Rev., 3.60%, 03/05/98                  1,600,000

15,000,000    Fulton County, Georgia Housing
              Authority, Multifamily Housing,
              Spring Creed Crossing, FRDN,
              Rev., 3.60%, 03/04/98                 15,000,000

 8,500,000    Fulton County, Georgia, Housing
              Authority, Multifamily, Holcomb
              Landing Apartments, FRDN, Rev.,
              3.60%, 03/04/98                        8,500,000

                         See notes to financial statements.

                                                                             | 9

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                 Value
===================================================================
State & Municipal Obligations -- (continued)
===================================================================
$13,860,000    Fulton County, Georgia, Housing
               Authority, Residential Revenue
               Construction, FRDN, Rev.,
               3.65%, 03/04/98                        $13,860,000

  5,000,000    Georgia Municipal Gas Authority,
               Rev., 3.35%, 03/04/98                    5,000,000

 10,000,000    Georgia Municipal Gas Authority,
               Rev., 3.35%, 03/04/98                   10,000,000

  5,275,000    Georgia State, GO, 6.75%, 03/01/98       5,275,000

  6,360,000    Georgia State, Ser. C, GO, 6.25%,
               08/01/98                                 6,423,495

  5,945,000    Macon-Bibb County, Georgia,
               Hospital Authority, Medical Center
               of Central Georgia, FRDN, Rev.,
               3.50%, 03/05/98                          5,945,000

 11,225,000    Marietta Georgia Housing Authority
               Multifamily, Winterset Apartments
               Project, FRDN, Rev., 3.60%,
               03/04/98                                11,225,000

  6,325,000    Marietta Georgia, Housing Authority
               Multifamily, Concepts 21
               Apartments, FRDN, Rev., 3.55%,
               03/04/98                                 6,325,000
                                                      -----------
                                                      109,953,495
                                                      -----------
               Idaho -- 0.3%
  3,800,000    Port Lewiston Port Facilities Idaho
               Rev., Fribourg Investment Co.,
               FRDN, Rev., 3.83%, 03/03/98              3,800,000
                                                      -----------
               Illinois -- 5.0%
  6,000,000    Chicago, Illinois, GO, 4.40%,
               06/01/98                                 6,008,656

  7,200,000    Chicago, Illinois, Multi-Family
               Housing, Waveland Associates
               Project, Ser. E, FRDN, Rev.,
               3.30%, 03/04/98                          7,200,000

  1,435,000    Chicago, Illinois, Park District, GO,
               5.50%, 01/01/99                          1,456,554

                       See notes to financial statements.

10 |

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                     Value
======================================================================
State & Municipal Obligations -- (continued)
======================================================================
$ 7,055,000    Franklin Park, Illinois, Ser. SGB 14,
               FRDN, Rev., 3.55%, 03/04/98                $  7,055,000

  2,000,000    Illinois Development Financial
               Authority, IDR, Balspar Corp.
               Project, FRDN, Rev., 3.60%,
               03/05/98                                      2,000,000

  3,805,000    Illinois Development Financing
               Authority, IDR, CFC International
               Inc. Project, FRDN, Rev., 3.35%,
               03/04/98                                      3,805,000

  1,800,000    Illinois Development Financing
               Authority, IDR, Revcor Inc.
               Project, FRDN, Rev., 3.35%,
               03/05/98                                      1,800,000

  2,115,000    Illinois Development Financing
               Authority, IDR, Toughy Ltd.
               Partnership Project, FRDN, 3.50%,
               03/04/98                                      2,115,000

  5,300,000    Illinois Health Facilities Authority,
               Rehab Institution of Chicago
               Project, FRDN, Rev., 3.75%,
               03/05/98                                      5,300,000

  1,500,000    Illinois State, Sales Tax, Ser. H, Rev.,
               7.63%, 06/15/98                               1,545,574

  3,330,000    Libertyville, Illinois, IDA, Libertyville
               Manor Project, FRDN, Rev.,
               3.45%, 03/05/98                               3,330,000

  8,500,000    Lisle, Illinois, Multi-Family, Ashley of
               Lisle Project, FRDN, Rev., 3.45%,
               03/04/98                                      8,500,000

  3,000,000    Schaumburg, Illinois, Multifamily
               Housing, Windsong Apartments
               Project, FRDN, Rev., 3.35%,
               03/04/98                                      3,000,000

  1,080,000    Springfield Illinois Electric, Jr. Lien,
               Rev., 4.00%, 03/01/98                         1,080,000

                         See notes to financial statements.

                                                                            | 11

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                                Value
==================================================================
State & Municipal Obligations -- (continued)
==================================================================
$2,425,000    Tinley Park, Illinois, Multi-Family,
              Edgewater Walk IIIA & IIIB,
              FRDN, Rev., 3.35%, 03/04/98           $2,425,000
                                                    ----------
                                                    56,620,784
                                                    ----------
              Indiana -- 2.5%
 2,025,000    Lafayette Indiana Economic
              Development, Health Quest Realty
              XI, FRDN, Rev., 3.45%, 03/05/98        2,025,000

   865,000    Muncie Indiana Economic
              Development Rev., Health Quest
              Realty Project, FRDN, Rev.,
              3.45%, 03/05/98                          865,000

 1,000,000    Princeton, Indiana, PCR, PSI Energy
              Inc. Project, FRDN, Rev., 3.50%,
              03/02/98                               1,000,000

10,800,000    Sullivan, Indiana PCR, National
              Rural, Hoosier Commercial Paper,
              3.60%, 05/20/98                       10,800,000

 1,250,000    Sullivan, Indiana PCR, National
              Rural, Hoosier, Commercial Paper,
              3.50%, 04/06/98                        1,250,000

 3,450,000    Sullivan, Indiana PCR, National
              Rural, Hoosier, Commercial Paper,
              3.55%, 05/12/98                        3,450,000

 3,500,000    Sullivan, Indiana PCR, National
              Rural, Hoosier, Commercial Paper,
              3.60%, 05/04/98                        3,500,000

 1,000,000    Sullivan, Indiana PCR, National
              Rural, Hoosier, Commercial Paper,
              3.60%, 05/04/98                        1,000,000

 3,655,000    Sullivan, Indiana PCR, National
              Rural, Hoosier, Commercial Paper,
              3.60%, 05/20/98                        3,655,000
                                                    ----------
                                                    27,545,000
                                                    ----------

                       See notes to financial statements.

12 |

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                                Value
==================================================================
State & Municipal Obligations -- (continued)
==================================================================
              Iowa -- 0.3%
$3,700,000    Iowa Financing Authority, Solid
              Waste Disposal, Cedar River Paper
              Co. Project, Ser. A, FRDN, Rev.,
              3.65%, 03/04/98                       $3,700,000
                                                    ----------
              Kansas -- 0.7%
 3,900,000    Burlington, Kansas PC, K C Power &
              Light Project, Ser. A, Commercial
              Paper, 3.50%, 05/04/98                 3,900,000

 2,150,000    Spring Hill, Kansas Industrial Rev.,
              Abrasive Engineering Project,
              FRDN, Rev., 3.50%, 03/05/98            2,150,000

 1,250,000    Wichita, Kansas, Airport Facilities,
              Cessna Citation Center Project, Ser
              III, FRDN, Rev., 3.80%, 03/05/98       1,250,000
                                                    ----------
                                                     7,300,000
                                                    ----------
              Kentucky -- 1.8%
 4,700,000    Boone County, Kentucky IDR,
              Curtin Matheson Science Inc.,
              FRDN, Rev., 3.30%, 03/04/98            4,700,000

13,800,000    Kentucky Asset/Liability Community
              General Fund, Ser. A, TRAN,
              4.50%, 06/25/98                       13,827,206

 2,100,000    Lexington-Fayette Urban County
              Government, Kentucky, Residential
              Facilities, Richmond Place
              Association PL Project, FRDN,
              Rev., 3.90%, 04/01/98                  2,100,000
                                                    ----------
                                                    20,627,206
                                                    ----------
              Louisiana -- 4.2%
10,375,000    New Orleans, Louisiana, Home
              Mortgage Authority, Single Family
              Mortgage, FNMA & GNMA,
              Ser. 2, Rev., 3.92%, 06/01/98         10,375,000

37,070,000    New Orleans, Louisiana Aviation
              Board, Ser. B, FRDN, Rev.,
              3.55%, 03/04/98                       37,070,000
                                                    ----------
                                                    47,445,000
                                                    ----------

                         See notes to financial statements.

                                                                            | 13

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                Value
====================================================================
State & Municipal Obligations -- (continued)
====================================================================
               Maryland -- 3.8%
$ 9,000,000    Baltimore County, Maryland,
               Commercial Paper, 3.80%, 03/16/98     $9,000,000

    725,000    Baltimore County, Maryland, Golf
               Systems, FRDN, Rev., 3.50%,
               03/04/98                                 725,000

  3,000,000    Howard County, Maryland Multi-
               family Housing, Sherwood Crossing
               Ltd, FRDN, Rev., 3.95%, 06/01/98       3,000,000

  1,000,000    Maryland State, Board of
               Environmental Resource Recovery,
               Colstrip Project, FRDN, Rev.,
               3.40%, 03/04/98                        1,000,000

  2,000,000    Maryland State, Department of
               Transportation, Second Issue, Rev.,
               6.70%, 11/15/98                        2,054,601

  2,000,000    Maryland State, Department of
               Transportation, Second Issue, Rev.,
               6.80%, 11/15/98                        2,065,537

  8,100,000    Maryland State, Health & Higher
               Educational Facilities Authority,
               Deaton Special Hospital & Home
               Project, FRDN, Rev., 3.45%,
               03/04/98                               8,100,000

  5,000,000    Maryland State, Health & Higher
               Educational Facilities Authority,
               Helix Health Hospital Issue, Ser. A,
               FRDN, Rev., 3.45%, 03/05/98            5,000,000

  4,000,000    Maryland State, Health & Higher
               Educational Facilities Authority,
               Loyola College, Issue B, FRDN,
               Rev., 3.40%, 03/05/98                  4,000,000

  7,600,000    Montgomery County, Maryland,
               Housing Opportunities,
               Community Housing, Multifamily
               Grosvenor, Ser., A, FRDN, Rev.,
               3.45%, 03/04/98                        7,600,000
                                                     ----------
                                                     42,545,138
                                                     ----------


                       See notes to financial statements.

14 |

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                                 Value
===================================================================
State & Municipal Obligations -- (continued)
===================================================================
              Massachusetts -- 0.4%
$4,400,000    Massachusetts State, Port Authority,
              Multi-Modal, Ser. B, FRDN, Rev.,
              3.70%, 03/02/98                        $4,400,000
                                                     ----------
              Michigan -- 0.8%
 6,000,000    Michigan State, Building Authority,
              Rev., Commercial Paper, 3.40%,
              03/02/98                                6,000,000

 2,250,000    Michigan State, Building Authority,
              Rev., Commercial Paper, 3.75%,
              03/02/98                                2,250,000

 1,175,000    Michigan State, Strategic Fund Ltd.,
              Obligation Rev., Wayne Disposal,
              Oakland Project, FRDN, Rev.,
              3.55%, 03/04/98                         1,175,000
                                                     ----------
                                                      9,425,000
                                                     ----------
              Minnesota -- 1.4%
13,005,000    Eden Prairie, Minnesota, Multifamily,
              Park at City West Project, FRDN,
              Rev., 3.30%, 03/06/98                  13,005,000

 2,800,000    Minneapolis & St. Paul, Minnesota,
              Housing & Redevelopment
              Authority, Health Care Systems,
              Children's Health Care, Ser. B,
              FRDN, Rev., 3.50%, 03/02/98             2,800,000
                                                     ----------
                                                     15,805,000
                                                     ----------
              Mississippi -- 0.6%
 4,380,000    Mississippi Business Financial Corp.,
              IDR, Choctaw Maid Farms, Inc.
              Project, FRDN, Rev., 3.60%,
              03/04/98                                4,380,000

 1,800,000    Perry County, Mississippi Pollution
              Control, Leaf River Forest Project,
              FRDN, Rev., 3.50%, 03/05/98             1,800,000
                                                     ----------
                                                      6,180,000
                                                     ----------

                         See notes to financial statements.

                                                                            | 15

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                Value
===================================================================
State & Municipal Obligations -- (continued)
===================================================================
               Missouri -- 2.0%
$ 4,045,000    Kansas City, Missouri, Industrial
               Development Authority,
               Multifamily Housing, Woodlands
               Partners Project, FRDN, Rev.,
               3.50%, 03/05/98                       $4,045,000

  1,000,000    Macon, Missouri, IDA, Health Care
               Realty Macon, FRDN, Rev.,
               3.75%, 03/30/98                        1,000,000

  2,600,000    Missouri, Higher Education Loan
               Authority, Student Loan, Senior
               Lien, Ser A, FRDN, Rev., 5.38%,
               02/15/99                               2,640,463

  7,100,000    Missouri, Higher Education Loan
               Authority, Student Loan, Ser. B,
               FRDN, Rev., 3.50%, 03/04/98            7,100,000

  4,000,000    Missouri State, Health & Educational
               Facilities Authority, The
               Washington University, Ser. D,
               FRDN, Rev., 3.55%, 03/02/98            4,000,000

  3,300,000    Missouri State, Housing Development
               & St. Louis County, Missouri
               Single Family Housing, FRDN,
               Rev., 3.50%, 03/09/98                  3,300,000
                                                     ----------
                                                     22,085,463
                                                     ----------
               Montana -- 0.3%
  2,000,000    Montana State, Board Investment,
               Municipal Financing
               Consolidation, Intercap Program,
               Rev., 3.65%, 03/01/98                  2,000,000

  1,000,000    Osage Beach, Montana, IDA, Health
               Care Realty Osage, FRDN, Rev.,
               3.75%, 03/30/98                        1,000,000
                                                     ----------
                                                      3,000,000
                                                     ----------
               Nebraska -- 0.3%
  1,500,000    Omaha Public Power District,
               Nebraska Electric, Ser. D, Rev.,
               4.25%, 02/01/99                        1,508,695

                       See notes to financial statements.

16 |

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                               Value
===================================================================
State & Municipal Obligations -- (continued)
===================================================================
$2,400,000    Sidney, Nebraska, IDR, Pennington
              Seed, Inc. Project, FRDN, Rev.,
              3.60%, 03/04/98                      $2,400,000
                                                   ----------
                                                    3,908,695
                                                   ----------
              New Hampshire -- 0.9%
 1,860,000    New Hampshire State, Business
              Financing Authority Industrial
              Facilities, Nickerson Assembly Co.,
              FRDN, Rev., 3.75%, 03/05/98           1,860,000

 6,800,000    New Hampshire State, Business
              Financing Authority, Resource
              Recovery, Wheelabrator, Ser. A,
              FRDN, Rev., 3.40%, 03/04/98           6,800,000

 1,200,000    New Hampshire State, Business
              Financing Authority, Resource
              Recovery, Wheelabrator, Ser. B,
              FRDN, Rev., 3.55%, 03/04/98           1,200,000
                                                   ----------
                                                    9,860,000
                                                   ----------
              New Mexico -- 2.2%
 2,900,000    Albuquerque, New Mexico, Airport,
              Sub. Lien, Ser, A, FRDN, Rev.,
              3.50%, 03/04/98                       2,900,000

 3,650,000    Albuquerque, New Mexico, Municipal
              School District, No. 012, GO,
              4.50%, 08/01/98                       3,659,272

18,500,000    New Mexico State, TRAN, 4.50%,
              06/30/98                             18,539,364
                                                   ----------
                                                   25,098,636
                                                   ----------
              New York -- 7.6%
15,100,000    Eagle Tax Exempt Trust, Weekly
              Options Mode, Certificate, Ser.
              97C1002, Class A, # Certificates of
              Participation, 3.51%, 03/05/98       15,100,000

 9,800,000    Eagle Tax-Exempt Trust, Weekly
              Options Mode, Certificate, Ser.
              94-4904, # Certificates of
              Participation, 3.61%, 03/05/98        9,800,000

                         See notes to financial statements.

                                                                            | 17

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                               Value
===================================================================
State & Municipal Obligations -- (continued)
===================================================================
$4,000,000    Eagle Tax-Exempt Trust, Weekly
              Options Mode, Certificate, Ser.
              95-3202, Class A, # Certificates of
              Participation, 3.51%, 03/05/98       $4,000,000

 5,700,000    Nassau County, New York, Ser. A,
              RAN, 4.50%, 03/10/98                  5,700,986

25,900,000    New York City Municipal Water
              Financing Authority, FRDN, Rev.,
              3.65%, 03/04/98                      25,900,000

 5,000,000    New York City Municipal Water
              Financing Authority, Water &
              Sewer Systems, Municipal Securities
              Trust Receipts, FRDN, Rev.,
              3.65%, 03/05/98                       5,000,000

 9,050,000    New York City New York -- Sub-Ser.
              E2, FRDN, Rev., 3.60%, 03/02/98       9,050,000

 9,000,000    New York City New York,
              Commercial Paper, 3.65%, 06/02/98     9,000,000

 2,000,000    New York City Revenue Anticipation
              Notes, FRDN, Rev., 3.50%,
              03/04/98                              2,000,000
                                                   ----------
                                                   85,550,986
                                                   ----------
              North Carolina -- 0.4%
 1,000,000    Guilford County, North Carolina,
              Industrial Facilities & Pollution
              Control Financing Authority, Neal
              Manufacturing, FRDN, Rev.,
              3.55%, 03/05/98                       1,000,000

 3,485,000    Haywood Regional Medical Center,
              North Carolina, FRDN, Rev.,
              3.35%, 03/05/98                       3,485,000
                                                   ----------
                                                    4,485,000
                                                   ----------
              Ohio -- 4.2%
 3,000,000    Cleveland, Ohio, Airport Systems,
              Ser. D, FRDN, Rev., 3.55%,
              03/04/98                              3,000,000

                       See notes to financial statements.

18 |

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                 Value
===================================================================
State & Municipal Obligations -- (continued)
===================================================================
$12,300,000    Columbus, Ohio, Ser. 1, FRDN,
               Rev., 3.25%, 03/05/98                  $12,300,000

  7,600,000    Franklin County, Ohio, U.S. Health
               Corp., Ser. A, FRDN, Rev., 3.40%,
               03/05/98                                 7,600,000

  1,500,000    Montgomery County, Ohio,
               Multifamily Housing, Pedcor
               Investments, Lyons Gate, Ser. A,
               FRDN, Rev., 3.55%, 03/05/98              1,500,000

 17,000,000    Ohio, Housing Financing Agency,
               Residential Notes Ser. A-2, Rev.,
               3.80%, 03/01/99                         17,000,000

  3,900,000    Ohio State, Air Quality Development
               Authority, JMG FDG Ltd.
               Partnership, Ser. A, FRDN, Rev.,
               3.60%, 03/04/98                          3,900,000

  1,650,000    Ohio State, Building Authority, State
               Facilities, Arts Facilities Building
               Fund, Ser. A, Rev., 5.00%, 10/01/98      1,661,193
                                                      -----------
                                                       46,961,193
                                                      -----------
               Oregon -- 0.3%
  3,000,000    Klamath Falls, Oregon, Salt Caves
               HydroElectric, Ser. A, Rev., 4.50%,
               05/01/98                                 3,002,380
                                                      -----------
               Pennsylvania -- 2.5%
  5,000,000    Dauphin County, Pennsylvania,
               General Authority, Allhealth Pooled
               Financing Program, Ser. A, FRDN,
               Rev., 3.75%, 03/05/98                    5,000,000

  4,000,000    Pennsylvania Economic Development
               Financing Authority, Exempt
               Facilities, Natural Gypsum Co.
               Project, Ser. B, FRDN, Rev.,
               4.10%, 03/02/98                          4,000,000

 10,000,000    Pennsylvania State, TAN, 4.50%,
               06/30/98                                10,027,732

                         See notes to financial statements.

                                                                            | 19

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                   Value
===================================================================
State & Municipal Obligations -- (continued)
===================================================================
$ 4,300,000    York, Pennsylvania, General Authority
               Pooled Financing, FRDN, Rev.,
               3.45%, 03/05/98                          $4,300,000

  5,000,000    York, Pennsylvania, General Authority
               Pooled Financing, FRDN, Rev.,
               3.45%, 03/05/98                           5,000,000
                                                        ----------
                                                        28,327,732
                                                        ----------
               Rhode Island -- 0.2%
  2,200,000    Rhode Island State, Industrial
               Facilities Corp., Blackstone Valley
               Electric Co., FRDN, Rev., 3.50%,
               03/04/98                                  2,200,000
                                                        ----------
               Tennessee -- 1.6%
  2,000,000    Hendersonville, Tennessee IDB,
               Multi-Family Housing, Windsor
               Park Project, FRDN, Rev., 2.80%,
               03/04/98                                  2,000,000

  1,800,000    Memphis Tennessee, Ser. A, FRDN,
               GO 3.50%, 03/05/98                        1,800,000

  7,000,000    Metropolitan Government of
               Nashville & Davidson County,
               Tennessee, Health & Educational
               Board, Vanderbilt University, Ser.
               85-A, FRDN, Rev., 3.75%, 01/15/99         7,000,000

  6,155,000    Shelby County Tennessee Health
               Educational & Housing Facilities
               Board, Multifamily Housing, Arbor
               Lake, FRDN, Rev., 3.60%, 03/04/98         6,155,000

  1,000,000    South Pittsburgh Tennessee Industrial
               Development, Lodge
               Manufacturing Co. Project, FRDN,
               Rev. 3.60%, 03/04/98                      1,000,000
                                                        ----------
                                                        17,955,000
                                                        ----------
               Texas -- 20.4%
  4,000,000    Austin, Texas, Airport Systems, Ser. A,
               FRDN, Rev., 3.70%, 03/04/98               4,000,000


                       See notes to financial statements.

20 |

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                                    Value
===================================================================
State & Municipal Obligations -- (continued)
===================================================================
$4,000,000    Austin, Texas, Utilities System, Ser. 1,
              Rev., 3.55%, 05/13/98                     $4,000,000

 2,000,000    Austin, Texas, Utilities System, Ser. 1,
              Rev., 3.55%, 05/20/98                      2,000,000

 2,000,000    Bell County Texas, IDA, Franklin
              Industries, FRDN, 3.35%, 03/05/98          2,000,000

 4,250,000    Bell County, Texas Health Facilities
              Development Corp., Southern
              Healthcare Systems, Project C,
              FRDN, Rev., 3.45%, 03/05/98                4,250,000

 2,300,000    Bexar County, Texas, Housing
              Finance Corp., Multi-Family,
              Shallow Creek Apartments Project,
              FRDN, Rev., 3.50%, 03/05/98                2,300,000

 1,000,000    Carroll, Texas, Independent School
              District, GO, 3.45%, 03/04/98              1,000,000

19,000,000    Carroll, Texas, Independent School
              District, GO, 3.45%, 03/04/98             19,000,000

 9,000,000    Greater Texas Student Loan Corp.,
              Student Loan, Ser. A, FRDN, Rev.,
              3.70%, 03/01/98                            9,000,000

 3,000,000    Guadalupe Blanco River Authority
              Texas Industrial Development
              Corp. IDR, The BOC Group Inc.
              Project, FRDN, Rev., 3.50%,
              03/04/98                                   3,000,000

 7,500,000    Harris County, Texas, Health Facilities
              Development Corp., St. Lukes
              Episcopal Hospital, Ser. A, FRDN,
              Rev., 3.60%, 03/02/98                      7,500,000

 4,050,000    Houston, Texas, GO, 5.80%, 03/01/98        4,050,000

 3,600,000    Houston, Texas, Water & Sewer
              Systems, Ser. 93-A, Commercial
              Paper, 3.15%, 03/12/98                     3,600,000

 2,400,000    Houston, Texas, Water & Sewer
              Systems, Ser. 93-A, Commercial
              Paper, 3.15%, 03/12/98                     2,400,000

                         See notes to financial statements.

                                                                            | 21

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                                 Value
===================================================================
State & Municipal Obligations -- (continued)
===================================================================
$9,000,000    Houston, Texas, Ser. 93-A,
              Commercial Paper, 3.55%, 05/12/98      $9,000,000

 5,290,000    Lower Neches Valley Authority, Texas,
              NRTC Project, Rev., 3.88%,
              11/01/98                                5,291,199

 8,000,000    Plano, Texas, Independent School
              District, FRDN, GO, 3.55%,
              08/11/98                                8,000,000

 2,265,000    Port Development Corp., Texas,
              Marine Terminals, Stolt Terminals
              Project, FRDN, Rev., 3.40%,
              03/04/98                                2,265,000

 5,000,000    Richardson, Texas, Independent
              School District, Ser. A, FRDN,
              GO, 3.45%, 03/05/98                     5,000,000

 1,000,000    Sabine River Authority, Texas, PCR,
              Texas Utilities Electric Co., Ser. B,
              FRDN, Rev., 3.60%, 03/02/98             1,000,000

 4,100,000    San Antonio, Texas, Housing Finance
              Corp., Eagles Nest Apartments
              Project, FRDN, Rev., 3.50%,
              03/04/98                                4,100,000

13,680,000    San Antonio, Texas, Independent
              School District, GO, 7.00%,
              08/15/98                               13,873,345

 9,000,000    Texas State Public Financing Corp.,
              Commercial Paper, 3.70%, 04/09/98       9,000,000

 5,300,000    Texas State, Department of Housing
              & Community Affairs, Multifamily
              Housing, Remington Hill, Ser. B,
              FRDN, Rev., 3.45%, 03/04/98             5,300,000

 7,000,000    Texas State, Public Financing
              Authority, Commercial Paper,
              3.55%, 04/22/98                         7,000,000

10,000,000    Texas State, Public Financing
              Authority, Commercial Paper,
              3.55%, 05/07/98                        10,000,000

                       See notes to financial statements.

22 |

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                Value
===================================================================
State & Municipal Obligations -- (continued)
===================================================================
$15,000,000    Texas State, Public Financing
               Authority, Commercial Paper,
               3.75%, 03/12/98                       $15,000,000

  5,000,000    Texas State, Public Financing
               Authority, Commercial Paper,
               3.75%, 04/08/98                         5,000,000

 42,100,000    Texas State, Ser, A, TRAN, 4.75%,
               08/31/98                               42,338,531

  9,600,000    Texas State, Veterans Housing
               Assistance, Ser. A-1, FRDN, GO,
               3.40%, 03/04/98                         9,600,000

 10,000,000    University of Texas, Commercial
               Paper, 3.60%, 05/04/98                 10,000,000

  1,000,000    University of Texas, Rev., 6.00%,
               07/01/98                                1,007,176
                                                     -----------
                                                     230,875,251
                                                     -----------
               Utah -- 0.4%
  4,000,000    Salt Lake County, Utah, GO, 4.00%,
               12/15/98                                4,009,111
                                                     -----------
               Virginia -- 0.5%
  1,000,000    Henrico County, Virginia, GO,
               6.80%, 10/01/98                         1,029,224

  4,500,000    Roanoke Valley, Virginia, Industrial
               Development Authority, Roanoke
               Memorial Hospital, Ser. B, FRDN,
               Rev., 3.40%, 03/04/98                   4,500,000
                                                     -----------
                                                       5,529,224
                                                     -----------
               Washington -- 3.9%
 14,700,000    King County, Washington, Ser. A,
               FRDN, Rev., 3.51%, 03/05/98            14,700,000

  5,800,000    Port Seattle, Washington IDC, Alaska
               Airlines Inc., FRDN, Rev., 3.40%,
               03/04/98                                5,800,000

  1,825,000    Redmond Washington Public Corp.
               Industrial, Integrated Circuits
               Project, FRDN, Rev., 3.40%,
               03/05/98                                1,825,000

                         See notes to financial statements.

                                                                            | 23

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                Value
===================================================================
State & Municipal Obligations -- (continued)
===================================================================
$ 5,800,000    Student Loan Financing Association,
               Washington, Guaranteed, Ser. B,
               FRDN, 3.40%, 03/05/98                 $5,800,000

  2,645,000    Washington State, Health Care
               Facilities Authority, Virginia Mason
               Medical Center, Ser. A, Rev.,
               4.25%, 08/15/98                        2,649,074

  9,800,000    Washington State, Public Power
               Supply Systems, Nuclear Project
               No. 3, Ser. 3A-1, FRDN, Rev.,
               3.35%, 03/04/98                        9,800,000

  2,985,000    Washington State, Public Power
               Supply Systems, Nuclear Project
               No. 3, FRDN, Rev., 3.25%,
               03/04/98                               2,985,000
                                                     ----------
                                                     43,559,074
                                                     ----------
               West Virginia -- 0.1%
  1,200,000    Marion County, West Virginia,
               County Community Solid Waste
               Disposal Facility, Granttown
               Project, Ser. A, FRDN, Rev.,
               3.55%, 03/04/98                        1,200,000
                                                     ----------
               Wisconsin -- 1.0%
  6,500,000    Byron Wisconsin IDR, Ocean Spray
               Inc., FRDN, Rev., 3.50%,
               03/02/98                               6,500,000

  1,030,000    Elkhorn, Wisconsin, Area School
               District, BAN, 4.25%, 04/01/98         1,030,219

  1,000,000    Fairwater Wisconsin, IDR, Dean
               Foods Co. Project, FRDN, Rev.,
               3.50%, 03/05/98                        1,000,000

    480,000    Grand Chute, Wisconsin Industrial
               Revenue, Kent Paper Co., FRDN,
               3.60%, 03/04/98                          480,000

  2,000,000    Menomonee Falls Wisconsin, IDA,
               Butler Paper Co. Project, FRDN,
               Rev., 3.50%, 03/05/98                  2,000,000
                                                     ----------
                                                     11,010,219
                                                     ----------

                       See notes to financial statements.

24 |

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                            Value
===============================================================
State & Municipal Obligations -- (continued)
===============================================================
               Wyoming -- 0.2%
$ 1,800,000    Green River, Wyoming, PCR, Texas
               Gulf Project, FRDN, Rev., 3.35%,
               03/05/98                          $    1,800,000
===============================================================
               Total State & Municipal
               Obligations --                    $1,113,009,363
               (Cost $1,113,009,363)
===============================================================
 Shares
===============================================================
Money Market Funds -- 2.7%
===============================================================
 24,971,000    AIM Tax Free Investment Trust,        24,971,000
  5,000,000    Provident Municipal Fund,              5,000,000
                                                 --------------
               Total Money Market Funds              29,971,000
               (Cost $29,971,000)
===============================================================
               Total Investments -- 101.8%       $1,142,980,363
               (Cost $1,142,980,363)**
===============================================================

                         See notes to financial statements.

                                                                            | 25

                                About Your Fund

                         CHASE VISTA NEW YORK TAX FREE
                               MONEY MARKET FUND

================================================================================

                                   FUND FACTS

  Objective:                 High current tax free income consistent with
                             capital preservation*

  Primary investments:       New York short-term municipal obligations

  Suggested investment
  time frame:                Short-term

  Share classes offered:     Vista Shares

  As of February 28, 1998

  Net assets:                $1.1 Billion

  Average maturity:          55 days

  S&P Rating:                Not rated

  Moody's Rating:            Not rated

  NAIC Rating:               Not rated

================================================================================

* A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

================================================================================

                        MATURITY SCHEDULE AS OF 2/28/98


  1-7 days .......................................................   53.37%
  8-14 days ......................................................    4.42%
  15-21 days .....................................................    2.35%
  22-30 days .....................................................    1.39%
  31-60 days .....................................................    4.02%
  61-90 days .....................................................    5.45%
  91+ days .......................................................   29.00%

================================================================================


26 |

                                About Your Fund

                         CHASE VISTA NEW YORK TAX FREE
                               MONEY MARKET FUND

                CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 2/28/98


                              [Pie Chart Omitted]


                                             Composition of
                                             Total Assets as
                                               of 2/28/98
                                             ---------------
               Cash/Other                        0.8%
               Investments                      99.2%


================================================================================

                         CHASE VISTA NEW YORK TAX FREE
                       MONEY MARKET FUND AS OF 2/28/98(1)

                         7-Day             Taxable
                     SEC Yield(2)     Equivalent Yield(3)
  Vista Shares          2.80%              5.24%


================================================================================

(1) Past performance is not a guarantee of future results. Yields will fluctuate. An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.

(2) The yield for Vista Shares reflects the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yield would have been 2.66%. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

(3) Taxable Equivalent Yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective combined federal, state and local tax rate used for this illustration is 46.6%

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

                                                                            | 27

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited)

  Principal
    Amount    Issuer                                  Value
================================================================
              Bond Anticipation Notes -- 4.5%
              ---------------------------------------
$4,000,000    Albany, New York, City School
              District, 4.00%, 12/04/98               $4,005,828

 5,000,000    Bedford, New York, Central School
              District, 4.25%, 12/17/98                5,019,108

 3,600,000    Clarence, New York, 4.25%, 12/18/98      3,609,641

 9,728,000    Commack, New York, Union Free
              School District, 4.50%, 06/26/98         9,747,934

 1,325,000    Irvington, New York, 4.25%, 06/18/98     1,326,698

 4,300,000    Livingston County, New York,
              4.00%, 03/05/99                          4,317,372

 6,000,000    Nassau County, New York, Ser. A,
              4.25%, 08/17/98                          6,018,786

 8,000,000    Nassau County, New York, Ser. C,
              4.25%, 03/17/98                          8,001,621

 1,000,000    Nassau County, New York, Ser. D,
              4.00%, 03/17/98                          1,000,121

 1,256,000    Ossining Village, New York, 4.50%,
              05/08/98                                 1,257,107

   615,000    Oyster Bay, New York, 4.00%, 05/01/98      615,299

 1,067,000    Palmyra-Macedon, New York, Central
              School District, 4.38%, 06/12/98         1,068,363

 5,000,000    Rochester, New York, Ser. I, 4.00%,
              03/10/98                                 5,000,249
                                                      ----------
              Total Bond Anticipation Notes           50,988,127
              (Cost $50,988,127)                      ----------

              Certificates of Participation -- 5.1%
              ---------------------------------------
13,000,000    Eagle Tax Exempt Trust, Weekly
              Options Mode, Certificate #,
              3.51%, 03/05/98                         13,000,000

14,200,000    Eagle Tax Exempt Trust, Weekly
              Options Mode, Certificate #,
              3.51%, 03/05/98                         14,200,000

 4,000,000    Eagle Tax-Exempt Trust, Weekly
              Options Mode, Certificate #,
              3.51%, 03/05/98                          4,000,000


                       See notes to financial statements.

28 |

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                                Value
==============================================================
$7,000,000    Eagle Tax Exempt Trust, Weekly
              Options Mode, Certificate #,
              3.51%, 03/05/98                       $7,000,000

11,000,000    Eagle Tax Exempt Trust, Weekly
              Options Mode, Certificate #,
              3.51%, 03/05/98                       11,000,000

 8,000,000    New York State Environmental
              Facility Corp., Capital Guarantee
              Ser. 943205 #, 3.51%, 03/05/98         8,000,000
                                                    ----------
              Total Certificates of Participation   57,200,000
              (Cost $57,200,000)                    ----------

              Commercial Paper -- 21.1%
              -------------------------------------
 3,700,000    Government Development Bank,
              Puerto Rico, 3.20%, 05/04/98           3,700,000

 1,000,000    Metropolitan Transportation
              Authority, New York, Dedicated
              Tax Fund, Ser. A, 4.50%, 04/01/98      1,000,595

 5,000,000    Municipal Assistance Corp., New
              York City, 3.25%, 05/21/98             5,000,000

 3,000,000    Municipal Assistance Corp., New
              York City, 3.30%, 05/18/98             3,000,000

 1,200,000    Municipal Assistance Corp., New
              York City, 3.30%, 05/21/98             1,200,000

 2,700,000    New York City, GO, 3.15%, 04/06/98     2,700,000

 9,800,000    New York City, GO, 3.40%, 03/10/98     9,800,000

 5,000,000    New York City, GO, 3.40%, 04/22/98     5,000,000

10,000,000    New York City, GO, 3.45%, 05/29/98    10,000,000

 1,000,000    New York City, GO, 3.45%, 06/25/98     1,000,000

14,100,000    New York City, GO, 3.50%, 03/02/98    14,100,000

 8,700,000    New York City, GO, 3.50%, 03/18/98     8,700,000

 2,100,000    New York City, GO, 3.50%, 05/20/98     2,100,000

10,000,000    New York City, GO, 3.50%, 08/12/98    10,000,000

 4,500,000    New York City, GO, 3.60%, 06/09/98     4,500,000

 5,000,000    New York City, GO, 3.60%, 06/17/98     5,000,000

 2,300,000    New York City, GO, 3.65%, 04/08/98     2,300,000

 1,500,000    New York City, GO, 3.65%, 04/09/98     1,500,000

                         See notes to financial statements.

                                                                            | 29

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                                Value
==============================================================
$7,500,000    New York City, GO, Bond
              Anticipation Notes, 3.15%,
              03/17/98                              $7,500,000

 8,600,000    New York City, GO, Bond
              Anticipation Notes, 3.20%,
              03/02/98                               8,600,000

 1,000,000    New York City, GO, Bond
              Anticipation Notes, 3.20%, 03/17/98    1,000,000

10,000,000    New York City, GO, Bond
              Anticipation Notes, 3.25%, 05/13/98   10,000,000

   200,000    New York City, GO, Bond
              Anticipation Notes, 3.75%, 05/18/98      200,000

 5,000,000    New York City, GO, Bond
              Anticipation Notes, Ser. U, 3.30%,
              05/21/98                               5,000,000

 2,000,000    New York City, GO, Ser. H-3,
              3.30%, 05/07/98                        2,000,000

 1,000,000    New York City, GO, Ser. H-3,
              3.60%, 06/24/98                        1,000,000

 4,000,000    New York City, GO, Ser. H-3,
              3.80%, 03/09/98                        4,000,000

 5,000,000    New York City, GO, Ser. J2, 3.50%,
              04/08/98                               5,000,000

 1,000,000    New York City, GO, Ser. J2, 3.75%,
              05/18/98                               1,000,000

 5,000,000    New York City, GO, Ser. J3 3.50%,
              04/20/98                               5,000,000

 4,000,000    New York City, Municipal Assistance
              Corp., 3.45%, 05/20/98                 4,000,000

 7,300,000    New York City, Municipal Water
              Financing Authority, 3.50%,
              03/25/98                               7,300,000

 3,700,000    New York City, Municipal Water
              Financing Authority, 3.65%,
              03/04/98                               3,700,000

 6,000,000    New York City, Municipal Water
              Financing Authority, 3.75%,
              04/07/98                               6,000,000

                       See notes to financial statements.

30 |

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                           Value
==============================================================
$1,500,000    New York City, Municipal Water
              Financing Authority, 3.80%,
              03/09/98                         $1,500,000

 5,000,000    New York City, Municipal Water
              Financing Authority, 3.80%,
              03/11/98                          5,000,000

 4,500,000    New York City, Municipal Water
              Financing Authority, 3.80%,
              03/11/98                          4,500,000

 8,000,000    New York City, Municipal Water
              Financing Authority, Water &
              Sewer Systems, Ser. 4, 3.50%,
              06/11/98                          8,000,000

 8,500,000    New York City, Municipal Water
              Financing Authority, Water &
              Sewer Systems, Ser. 5, 3.20%,
              03/25/98                          8,500,000

 5,000,000    New York City, Municipal Water
              Financing Authority, Water &
              Sewer Systems, Ser. 5, 3.25%,
              03/09/98                          5,000,000

10,000,000    New York City, Municipal Water
              Financing Authority, Water &
              Sewer Systems, Ser. 5, 3.30%,
              03/12/98                         10,000,000

 5,000,000    New York State Power Authority,
              3.25%, 05/06/98                   5,000,000

 5,500,000    New York State Power Authority,
              3.45%, 03/12/98                   5,500,000

 4,000,000    New York State, Environmental
              Quality, Ser. 1998 A, 3.50%,
              06/03/98                          4,000,000

 5,000,000    New York State, GO, Bond
              Anticipation Notes, Ser. T,
              3.30%, 05/21/98                   5,000,000

 1,000,000    New York State, GO, Bond
              Anticipation Notes, Ser. T,
              3.50%, 04/08/98                   1,000,000

                         See notes to financial statements.

                                                                            | 31

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                 Value
=================================================================
$ 5,000,000    New York State, GO, Ser. 1997 A,
               3.30%, 05/22/98                        $ 5,000,000

  5,000,000    New York State, Power Authority,
               3.45%, 03/05/98                          5,000,000

  1,000,000    New York State, Power Authority, Ser.
               2, 3.45%, 05/20/98                       1,000,000

    980,000    Port Authority of New York & New
               Jersey, 3.45%, 05/13/98                    980,000
                                                      -----------
               Total Commercial Paper                 236,880,595
               (Cost $236,880,595)                    -----------

               General Obligations -- 1.4%
               --------------------------------------
  1,070,000    Averill Park, New York, Central
               School District, 4.13%, 06/15/98         1,071,835

    850,000    Buffalo, New York, General
               Improvement, Ser. A, 3.70%,
               02/01/99                                   850,000

  2,000,000    Erie County New York Water
               Authority, Ser. A, 3.15%, 03/05/98       2,000,000

  1,620,000    Erie County, New York, Ser. B,
               4.75%, 08/15/98                          1,626,635

    505,000    Erie County, New York, Ser. C,
               4.75%, 03/15/98                            505,165

  1,000,000    Islip, New York, 4.63%, 07/15/98         1,003,912

  1,100,000    Nassau County, New York, General
               Improvement, Ser. S, 5.00%,
               03/01/98                                 1,100,000

  2,500,000    New York City, New York, Ser. A,
               3.50%, 03/05/98                          2,500,000

    690,000    Oneida, New York, Oneida City
               School District, 4.13%, 06/15/98           690,984

  1,000,000    Puerto Rico Commonwealth,
               Public Improvements, 7.75%,
               07/01/98                                 1,033,330

    500,000    Suffolk County, New York, 7.38%,
               03/01/98                                   500,000

  2,020,000    Suffolk County, New York, Ser. B,
               4.50%, 11/01/98                          2,029,132

                       See notes to financial statements.

32 |

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                              Value
============================================================
$  425,000    Wallkill, New York State, 4.25%,
              03/01/98                            $  425,000
                                                  ----------
              Total General Obligations           15,335,993
              (Cost $15,335,993)                  ----------

              Revenue Anticipation Notes -- 5.1%
              -----------------------------------
 3,000,000    Board Coop Educational Services,
              New York, Sole Supervisory
              District, 4.38%, 06/30/98            3,002,598

 8,000,000    Board Coop Educational Services,
              New York, Sole Supervisory
              District, 4.50%, 06/26/98            8,012,220

 1,985,000    Greece, New York, Central School
              District, 4.25%, 06/26/98            1,987,331

 4,580,000    Ithaca City, New York, City School
              District, 4.50%, 06/22/98            4,589,201

 5,000,000    Nassau County, New York, Ser. B,
              4.50%, 04/10/98                      5,003,370

21,000,000    New York City, New York, Ser A,
              4.50%, 06/30/98                     21,065,954

 2,500,000    Pulaski, New York, Central School
              District, 4.25%, 06/30/98            2,501,974

 3,639,000    South Jefferson, New York, Central
              School District, 4.00%, 06/23/98     3,639,755

 4,200,000    Tompkins-Seneca-Tioga, New York,
              Board of Cooperative Educational
              Services, Sole Supervisory, 4.25%,
              06/30/98                             4,203,408

 3,295,000    Tully, New York, Central School
              District, 4.25%, 06/26/98            3,299,073
                                                  ----------
              Total Revenue Anticipation Notes    57,304,884
              (Cost $57,304,884)                  ----------

              Revenue Bonds -- 5.7%
              -----------------------------------
 3,000,000    Babylon, New York, ID, Research
              Recovery, Odgen Martin Systems
              Babylon Inc., Ser. B, 8.50%,
              07/01/98                             3,133,889

                         See notes to financial statements.

                                                                            | 33

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                                 Value
===============================================================
$4,845,000    Babylon, New York, Industrial
              Development Agency, Resource
              Recovery, Ogden Martin System
              Babylon Inc., Ser. C, 8.50%,
              07/01/98                               $5,064,002

 8,090,000    Babylon, New York, Industrial
              Development Agency, Resource
              Recovery, Ogden Martin Systems,
              Babylon Inc, Ser. A, 8.50%, 07/01/98    8,457,933

 1,045,000    Clarence, New York, Central School
              District, 5.25%, 06/01/98               1,048,959

 1,175,000    Geneva, New York, IDA, Civic
              Facility, Colleges Seneca Civic
              Facility, 4.00%, 03/01/98               1,175,000

 4,300,000    Metropolitan Transportation
              Authority, New York, Service
              Contract, Commuter Facilities, Ser.
              L, 7.50%, 07/01/98                      4,436,723

 6,230,000    Nassau County, New York, General
              Improvement, Ser. V, 5.13%,
              03/01/98                                6,230,000

 2,000,000    Nassau County, New York, IDA,
              Hofstra University Project, 8.25%,
              07/01/98                                2,029,540

 3,000,000    New York City, New York, Municipal
              Assistance Corp., Ser. 67, 7.10%,
              07/01/98                                3,033,027

12,000,000    New York City, New York, Municipal
              Assistance Corp., Tender Option
              Certificates, 3.45%, 03/05/98          12,000,000

   830,000    New York City, New York, Municipal
              Water Financing Authority Water
              & Sewer Systems, Ser. B, 7.63%,
              06/15/98                                  851,281

 7,645,000    New York State Dormitory Authority,
              Hospital Insured Mortgage, Ser. A,
              4.50%, 08/15/98                         7,672,178


                       See notes to financial statements.

34 |

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                                Value
===============================================================
$1,150,000    New York State Environmental
              Facilities Corp., PCR, State Water
              Revolving Fund, Ser. C, 3.30%,
              05/18/98                              $1,150,000

 1,200,000    New York State Environmental
              Facilities Corp., PCR, State Water
              Revolving Fund, Ser. E, 5.90%,
              06/15/98                               1,207,848

 1,000,000    New York State Environmental
              Facility Corp., Pollution Control,
              State Water, Revolving Fund, Ser.
              A, 3.55%, 06/15/98                     1,000,000

 2,500,000    New York State Medical Care
              Facilities Financing Agency,
              Hospital & Nursing Home,
              Insured Mortgage, Ser. C, 4.80%,
              08/15/98                               2,514,053

 1,250,000    New York State Thruway Authority,
              Highway & Bridge Trust Fund, Ser.
              A, 5.00%, 04/01/98                     1,251,500

 1,500,000    Suffolk County, New York Water
              Authority, Waterworks, 7.38%,
              06/01/98                               1,557,795
                                                    ----------
              Total Revenue Bonds                   63,813,728
              (Cost $63,813,728)                    ----------

              Tax Anticipation Notes -- 13.5%
              -------------------------------------
 8,000,000    Binghamton, New York, City School
              District, 4.00%, 06/19/98              8,007,539

11,000,000    Brentwood, New York, Union Free
              School District, 4.25%, 06/30/98      11,012,835

   805,000    Connetquot Central School District,
              New York, Islip, 4.25%, 06/25/98         805,855

 4,800,000    East Rochester, New York, Tax
              Anticipation Notes, 3.75%, 05/27/98    4,803,669

   500,000    Half Hollow Hills Central School
              District, New York, Huntington &
              Babylon, 4.25%, 06/26/98                 500,598

                         See notes to financial statements.

                                                                            | 35

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                                  Value
================================================================
$5,100,000    Levittown, New York, Union Free
              School District, 4.10%, 06/24/98        $5,103,260

 5,000,000    Levittown, New York, Union Free
              School District, 4.50%, 06/24/98         5,009,469

 7,400,000    Long Beach, New York City, School
              District, 4.25%, 06/30/98                7,406,387

 4,050,000    Massapequa, New York, Union Free
              School District, 4.25%, 06/30/98         4,055,517

 2,500,000    Middletown, New York, Tax
              Anticipation Notes, Ser. A, 3.90%,
              02/26/99                                 2,506,676

 3,500,000    Mount Sinai, New York, Union Free
              School District, 4.00%, 06/25/98         3,501,802

10,000,000    Nassau County, New York, Ser. A,
              4.25%, 03/31/98                         10,004,143

 2,885,000    Nassau County, New York, Ser. B,
              4.25%, 08/31/98                          2,894,540

20,000,000    Nassau County, New York, Ser. B,
              4.25%, 08/31/98                         20,060,955

15,000,000    Nassau County, New York, Ser. C,
              4.25%, 12/22/98                         15,060,056

 5,000,000    Oceanside, New York, Union Free
              School District, 4.25%, 06/26/98         5,006,888

11,750,000    Port Washington, New York, Union
              Free School District, 4.25%, 06/25/98   11,766,041

 4,850,000    Putnam County, New York, 4.25%,
              08/25/98                                 4,860,256

 3,200,000    Sag Harbor, New York, Union Free
              School District, 4.25%, 06/30/98         3,204,392

 4,000,000    Sayville, New York, Union Free
              School District 4.50%, 06/29/98          4,008,166

 5,000,000    Smithtown, New York, Central
              School District, 4.25%, 06/29/98         5,004,703

 3,000,000    Smithtown, New York, Central
              School District, 4.50%, 06/29/98         3,005,654

 5,000,000    Suffolk County, New York, Ser. II,
              4.50%, 09/10/98                          5,016,968

 4,500,000    Suffolk County, New York, Ser. RA-1,
              4.25%, 08/13/98                          4,512,855

                       See notes to financial statements.

36 |

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                  Value
==================================================================
$ 5,000,000    West Islip, New York, Union Free
               School District, Tax Anticipation
               Notes, 4.25%, 06/30/98                  $ 5,005,742
                                                       -----------
               Total Tax Anticipation Notes            152,124,966
               (Cost $152,124,996)                     -----------

               Tax Revenue Anticipation Notes -- 0.5%
               ---------------------------------------
  5,000,000    Puerto Rico Commonwealth, Ser. A,
               4.50%, 07/30/98                           5,015,094
               (Cost $5,015,094)                       -----------

               Floating Rate Demand Notes -- 44.5%
               ---------------------------------------
    810,000    Albany, New York IDA, Newkirk
               Productions Inc. Project, Ser. A,
               3.45%, 03/05/98                             810,000

    300,000    Babylon, New York IDA, Resource
               Recovery, OFS Equity Babylon
               Project, 3.55%, 03/02/98                    300,000

  1,900,000    Babylon, New York, IDA, Edwin
               Verger/Lambro Industries, 3.60%,
               03/05/98                                  1,900,000

  1,200,000    Broome County, New York IDA,
               Binghamton Realty Project, 3.55%,
               03/05/98                                  1,200,000

    855,000    California Educational Facilities
               Authority, Stanford University, Ser.
               L, 2.90%, 03/05/98                          855,000

    600,000    California Pollution Control
               Financing Authority, Resource
               Recovery, Burney Forest Products
               Project, Ser. A, 3.65%, 03/02/98            600,000

  1,800,000    California Pollution Control
               Financing PCR, Pacific Gas &
               Electric, Ser. F. 3.60%, 03/02/98         1,800,000

    100,000    California Statewide Communities
               Development Authority, Apartment
               Development, Sub. Ser. A-1,
               3.00%, 03/05/98                             100,000

                         See notes to financial statements.

                                                                            | 37

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
   Amount    Issuer                               Value
=============================================================
$ 300,000    California Statewide Community
             Development Corp., IDC, J.
             Michelle Ser. B, 3.50%, 03/04/98     $   300,000

1,300,000    California State, Pollution Control
             Financing Authority, Pollution
             Control, Pacific Gas & Electric,
             Ser. B, 3.10%, 03/05/98                1,300,000

  100,000    California State, Pollution Control
             Financing Authority, Pollution
             Control, Pacific Gas & Electric,
             Ser. B, 3.10%, 03/05/98                  100,000

  664,000    Dunkirk, New York, School District,
             4.30%, 03/01/99                          667,772

1,820,000    Dutchess County, New York, IDA,
             IDR, MR Association Facility,
             3.25%, 03/05/98                        1,820,000

1,500,000    Dutchess County, New York, IDA,
             Laerdal Medical Corp., Project,
             3.60%, 03/05/98                        1,500,000

1,240,000    Dutchess County, New York, IDA,
             Laerdal Medical Corp., Project,
             3.60%, 03/05/98                        1,240,000

  350,000    Glens Falls New York IDA, Rev.,
             Broad Street Center Project,
             3.40%, 03/05/98                          350,000

  300,000    Guilderland, New York, Industrial
             Development Agency, Northeastern
             Industrial Park, Ser. A, 3.55%,
             03/05/98                                 300,000

2,000,000    Islip, New York, IDA, Brentwood
             Distributor Co. Facility, 3.35%,
             03/05/98                               2,000,000

1,000,000    Lewis County New York IDA,
             Climax Manufacturing Co. Project,
             3.80%, 03/05/98                        1,000,000

  400,000    Lewis County New York IDA,
             Climax Manufacturing Co. Project,
             3.80%, 03/05/98                          400,000

                       See notes to financial statements.

38 |

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                                Value
==============================================================
$  300,000    Lincoln County, New York, Pollution
              Control EXXON Project, Ser. C,
              3.95%, 03/05/98                       $  300,000

   300,000    Los Angeles California Community
              Redevelopment Agency, 3.05%,
              03/05/98                                 300,000

   100,000    Los Angeles County California
              Metropolitan Transportation
              Authority, Proposal C, Second Sr.
              Ser. A, 2.90%, 03/05/98                  100,000

   200,000    Los Angeles County, California,
              Pension Obligation, Ser. C, 3.00%,
              03/05/98                                 200,000

 3,000,000    Metropolitan Transportation
              Authority, New York, Commuter
              Facilities, Municipal Securities
              Trust Receipt, Ser. SAK 4 3.50%,
              03/05/98                               3,000,000

 3,775,000    Monroe County IDA, Columbia
              Sussex Corp., 5.00%, 03/05/98          3,774,059

 3,900,000    Monroe County, New York, IDA,
              Public Improvement, Canal Ponds
              Park, Ser. D, 3.40%, 03/05/98          3,900,000

   400,000    Montgomery New York IDA, Service
              Merchandise Co., 3.40%, 03/05/98         400,000

 2,000,000    M-S-R Public Power Agency,
              California, San Juan Project, Ser.
              G, 3.00%, 03/05/98                     2,000,000

   450,000    New York City IDA, Ser. F, Marion
              Glass and Window Shade Corp.,
              3.15%, 03/05/98                          450,000

   450,000    New York City IDA, Ser. G, Monarch
              Construction Corp., 3.15%, 03/05/98      450,000

   350,000    New York City IDA, Ser. N,
              Spreading Machine Exchange, Inc.,
              3.15%, 03/05/98                          350,000

15,000,000    New York City, GO, Ser. D, 2.60%,
              03/05/98                              15,000,000

                         See notes to financial statements.

                                                                            | 39

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                              Value
============================================================
$2,000,000    New York City, GO, Ser. D, 2.60%,
              03/05/98                            $2,000,000

   900,000    New York City, GO, Subseries A-10,
              3.50%, 03/02/98                        900,000

 1,000,000    New York City, New York City Trust
              for Cultural Resources, Soloman R.
              Guggenheim, Ser. B, 3.65%,
              03/05/98                             1,000,000

 9,400,000    New York City, New York, City
              Housing Development Corp.,
              Multifamily, James Tower, 3.40%,
              03/05/98                             9,400,000

11,500,000    New York City, New York, GO, Ser.
              B through Sub-Ser. B-10, 3.10%,
              03/05/98                            11,500,000

11,800,000    New York City, New York, GO, Ser.
              B through Sub-Ser. B-8, 3.10%,
              03/05/98                            11,800,000

 1,000,000    New York City, New York, GO, Ser.
              B, Sub. Ser. B-3, 3.65%, 03/02/98    1,000,000

 6,000,000    New York City, New York, GO, Ser.
              D, 3.30%, 03/05/98                   6,000,000

   600,000    New York City, New York, GO,
              Sub-Ser. B-3, 3.90%, 03/02/98          600,000

 1,800,000    New York City, New York, GO,
              Sub-Ser., A-5, 3.65%, 03/02/98       1,800,000

 6,400,000    New York City, New York, GO, Sub.
              Ser. A-6, 3.45%, 03/05/98            6,400,000

   500,000    New York City, New York, GO, Sub.
              Ser. B-4, 3.90%, 03/02/98              500,000

 4,900,000    New York City, New York, GO, Sub.
              Ser. B8, 3.18%, 03/04/98             4,900,000

 2,100,000    New York City, New York, Housing
              Development Corp. Mortgage,
              Multifamily Columbus, Ser. A,
              3.20%, 03/05/98                      2,100,000

                       See notes to financial statements.

40 |

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                               Value
==============================================================
$ 5,900,000    New York City, New York, Housing
               Development Corp. Mortgage,
               Multifamily, Columbus
               Apartments, Ser. A, 3.20%,
               03/05/98                             $5,900,000

  6,710,000    New York City, New York, Housing
               Development Corp., Mortgage
               Rev., Parkgate Tower, Ser. 1,
               3.20%, 03/05/98                       6,710,000

  5,000,000    New York City, New York, Housing
               Development Corp., Multi-Family
               Rent Housing, Carnegie Park, Ser.
               A, 3.20%, 03/05/98                    5,000,000

  1,500,000    New York City, New York, Housing
               Development Corp., Multi-Family
               Rent Housing, Columbus Green,
               Ser. A, 3.20%, 03/05/98               1,500,000

  6,450,000    New York City, New York, Housing
               Development Corp., Special
               Obligation, Upper 5th Ave. Project,
               Ser. A, 2.95%, 03/05/98               6,450,000

  1,100,000    New York City, New York, IDA,
               Bears, Andin International, Inc.,
               3.15%, 03/05/98                       1,100,000

  2,800,000    New York City, New York, IDA, Civil
               Facilities, Calhoun School Inc.
               Project, 3.00%, 03/05/98              2,800,000

    700,000    New York City, New York, IDA, Civil
               Facility, Childrens Oncology
               Society, 3.20%, 03/05/98                700,000

    900,000    New York City, New York, IDA, Civil
               Facility, National Audubon Society,
               3.65%, 03/05/98                         900,000

    700,000    New York City, New York, IDA, IDR
               Ser. D, 3.15%, 03/05/98                 700,000

  4,000,000    New York City, New York, IDA,
               IDR, Videotape Inc., Project,
               3.45%, 03/05/98                       4,000,000

                         See notes to financial statements.

                                                                            | 41

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                                 Value
===============================================================
$  450,000    New York City, New York, IDA, Ser.
              D, 3.15%, 03/05/98                     $  450,000

15,500,000    New York City, New York, IDA,
              Special Facilities, Korean Air Lines,
              Co., Ser. A, 3.20%, 03/05/98           15,500,000

15,900,000    New York City, New York, Municipal
              Assistance Corp., Sub. Ser. K-2,
              3.15%, 03/05/98                        15,900,000

11,800,000    New York City, New York, Municipal
              Assistance Corp., Sub. Ser. L,
              3.15%, 03/05/98                        11,800,000

   800,000    New York City, New York, Municipal
              Securities Trust Receipts, SGB 33,
              3.65%, 03/05/98                           800,000

 5,000,000    New York City, New York, Municipal
              Securities Trust, Ser. SAK 1,
              3.50%, 03/05/98                         5,000,000

 3,200,000    New York City, New York, Municipal
              Water Financing Authority Water
              & Sewer Systems, Municipal
              Securities Trust Receipts, Ser. 26,
              3.65%, 03/05/98                         3,200,000

 1,800,000    New York City, New York, Municipal
              Water Financing Authority Water
              & Sewer Systems, Ser. 5, 3.65%,
              03/05/98                                1,800,000

 5,500,000    New York City, New York, Municipal
              Water Financing Authority, Water
              & Sewer Systems, Municipal
              Securities Trust Receipts, 3.65%,
              03/05/98                                5,500,000

 7,255,000    New York City, New York, Municipal
              Water Financing Authority, Water
              & Sewer Systems, Municipal
              Securities Trust Receipts, Ser. SGA
              13.40%, 03/05/98                        7,255,000

                       See notes to financial statements.

42 |

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                                Value
==============================================================
$  200,000    New York City, New York, Municipal
              Water Financing Authority, Water
              & Sewer Systems, Ser. A, 3.90%,
              03/02/98                              $  200,000

11,475,000    New York City, New York, Ser. A-9,
              3.45%, 03/05/98                       11,475,000

 2,100,000    New York City, New York, Ser. B,
              Dai Ichi Kangyo, 3.90%, 03/02/98       2,100,000

 3,800,000    New York City, New York, Trust
              Cultural Resources, American
              Museum of Natural History, Ser. B,
              3.15%, 03/05/98                        3,800,000

 2,865,000    New York State Dorm Authority,
              Municipal Securities Trust Receipts,
              SAK 17, 3.50%, 03/05/98                2,865,000

 5,500,000    New York State Dormitory Authority,
              Ser. 28, 3.65%, 03/05/98               5,500,000

11,700,000    New York State Energy Research &
              Development Authority PCR,
              Orange & Rockland Project, Ser.
              A, 3.15%, 03/05/98                    11,700,000

   800,000    New York State Energy Research &
              Development Authority Pollution
              Control Rev. New York Electric &
              Gas, Ser. D, 3.46%, 03/02/98             800,000

 4,100,000    New York State Energy Research &
              Development Authority, Gas
              Facilities, Brooklyn Union Gas
              Project, Ser. A-1, 3.45%, 03/05/98     4,100,000

 8,100,000    New York State Energy Research &
              Development Authority, Gas
              Facilities, Brooklyn Union Gas
              Project, Ser. A-2, 3.30%, 03/05/98     8,100,000

14,500,000    New York State Energy Research &
              Development Authority, Gas
              Facilities, Brooklyn Union Gas
              Project, Ser. A-3, 3.40%, 03/05/98    14,500,000

                         See notes to financial statements.

                                                                            | 43

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                                Value
==============================================================
$5,200,000    New York State Energy Research &
              Development Authority, PCR,
              Cent Hudson Gas & Electric Co.
              Ser. B, 3.00%, 03/05/98               $5,200,000

 8,900,000    New York State Energy Research &
              Development Authority, PCR,
              Cent Hudson Gas & Electric, Co.
              Ser. B, 3.20%, 03/05/98                8,900,000

 2,200,000    New York State Energy Research &
              Development Authority, PCR,
              Orange/Rockland Utilities, Ser. A,
              3.15%, 03/05/98                        2,200,000

11,400,000    New York State Energy Research &
              Development Authority, PCR,
              Rochester Gas & Electric Corp.,
              Ser. C, 3.15%, 03/05/98               11,400,000

 2,600,000    New York State Energy Research &
              Development Authority, Pollution
              Control, Rochester Gas & Electric
              Corp., Ser. B, 3.45%, 03/05/98         2,600,000

 1,200,000    New York State Environmental
              Facilities Corp., Resource Recovery,
              OFS Equity Huntington Project,
              3.70%, 03/05/98                        1,200,000

 1,060,000    New York State Housing Finance
              Agency, Multifamily, Ser. E, 3.25%,
              03/05/98                               1,060,000

 2,500,000    New York State Housing Finance
              Agency, Normandte Court II, Ser.
              A, 3.25%, 03/05/98                     2,500,000

10,700,000    New York State Housing Finance
              Agency, Normandte Court II, Ser.
              A, 3.25%, 03/05/98                    10,700,000

   650,000    New York State Housing Finance
              Agency, Residential Insured, Ser. A,
              3.25%, 03/05/98                          650,000

 3,100,000    New York State Housing Finance
              Agency, Residential Insured, Ser. A,
              3.25%, 03/05/98                        3,100,000

                       See notes to financial statements.

44 |

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                                Value
==============================================================
$1,400,000    New York State Housing Finance
              Agency, Residential Insured, Ser. A,
              3.25%, 03/05/98                       $1,400,000

 5,000,000    New York State Housing Finance
              Agency, Tribeca Landing Housing,
              Ser. A, 3.15%, 03/05/98                5,000,000

 5,000,000    New York State Housing Finance
              Agency, Tribeca Landing Housing,
              Ser. A, 3.15%, 03/05/98                5,000,000

 1,500,000    New York State Housing Finance
              Agency, Tribeca Park Housing, Ser.
              A, 3.30%, 03/05/98                     1,500,000

 5,000,000    New York State Housing Finance
              Agency, Union Square South
              Housing, 3.30%, 03/05/98               5,000,000

    40,000    New York State Job Development
              Authority, Ser. A-1 through A-21,
              4.00%, 03/05/98                           40,000

   500,000    New York State Job Development
              Authority, Special Purpose, Ser. A-1
              through A-13, 4.00%, 03/02/98            500,000

26,730,000    New York State Local Assistance
              Corp., 3.10%, 03/05/98                26,730,000

11,000,000    New York State Local Assistance
              Corp., Ser. B, 3.15%, 03/05/98        11,000,000

 1,000,000    New York State Local Assistance
              Corp., Ser. B, 3.15%, 03/05/98         1,000,000

11,900,000    New York State Local Government
              Assistance Corp., Ser. D, 3.15%,
              03/05/98                              11,900,000

 4,800,000    New York State Local Government
              Assistance Corp., Ser. E, 3.15%,
              03/05/98                               4,800,000

18,800,000    New York State Local Government
              Assistance Corp., Ser. G, 3.25%,
              03/05/98                              18,800,000

 2,000,000    New York State Local Government
              Assistance Corp., Trust Receipts,
              Ser. 22, 3.65%, 03/05/98               2,000,000

                         See notes to financial statements.

                                                                            | 45

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
    Amount    Issuer                              Value
============================================================
$2,800,000    New York State Mortgage Agency,
              Trust Receipts, Ser. 24, 3.80%,
              03/05/98                            $2,800,000

 2,200,000    New York State Mortgage Agency,
              Trust Receipts, Ser. 24, 3.80%,
              03/05/98                             2,200,000

 1,300,000    New York State Research &
              Development Authority, PCR,
              Niagara Mohawk Power Corp.,
              3.60%, 03/02/98                      1,300,000

 8,500,000    New York, New York, Ser. F-6,
              3.30%, 03/05/98                      8,500,000

 4,200,000    Niagara Falls New York Bridge
              Commission, Ser. A, 3.15%,
              03/05/98                             4,200,000

 2,950,000    Port Authority of New York & New
              Jersey, Equipment Notes, Ser. 3,
              3.60%, 03/05/98                      2,950,000

 2,000,000    Puerto Rico Commonwealth,
              Government Development Bank,
              2.90%, 03/05/98                      2,000,000

 5,100,000    Puerto Rico Industrial, Medical, &
              Environmental, Higher
              Education--Ana G. Mendez
              Educational Found, 4.10%,
              03/05/98                             5,100,000

   900,000    Rockland County New York IDA, X
              Products Corp. Project, 3.50%,
              03/05/98                               900,000

 7,000,000    Schenectady, New York, City School
              District, Ser. B, 4.25%, 06/30/98    7,006,785

 3,700,000    Suffolk County New York IDA,
              Nissequogue Cogen Partners,
              3.30%, 03/05/98                      3,700,000

 1,700,000    Suffolk County New York IDA,
              Nissequogue Cogen Partners,
              3.30%, 03/05/98                      1,700,000

12,100,000    Suffolk County, New York Water
              Authority, 3.20%, 03/05/98          12,100,000

                       See notes to financial statements.

46 |

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                              Value
=================================================================
$14,100,000    Triborough Bridge & Tunnel
               Authority of New York, Special
               Obligation, 3.15%, 03/05/98         $   14,100,000

    700,000    Yonkers New York IDA Civic
               Facilities, Consumers Union
               Facility, 3.20%, 03/05/98                  700,000

  1,600,000    Yonkers, New York, IDA, Civic
               Facilities, Consumers Union
               Facility, 3.20%, 03/05/98                1,600,000

  8,100,000    Yonkers, New York, IDA, Civic
               Facilities, Sarah Laurence College
               Project, 3.00%, 03/05/98                 8,100,000
                                                   --------------
               Total Floating Rate Demand Notes       499,908,616
               (Cost $499,908,616)                 --------------
=================================================================
               Total Investments -- 101.4%         $1,138,572,003
               (Cost $1,138,572,003)**
=================================================================

                       See notes to financial statements.

                                                                            | 47

                                About Your Fund

                        CHASE VISTA CALIFORNIA TAX FREE
                               MONEY MARKET FUND

================================================================================
                                   FUND FACTS

  Objective:                 High current tax free income consistent with
                             capital preservation*

  Primary investments:       California short-term municipal obligations

  Suggested investment
  time frame:                Short-term

  Share Classes Offered :    Vista Shares

  As of February 28, 1998

  Net assets:                $52.6 million

  Average maturity:          59 days

  S&P Rating:                Not rated

  Moody's Rating:            Not rated

  NAIC Rating:               Not rated

* A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

===============================================================================

===============================================================================

                        MATURITY SCHEDULE AS OF 2/28/98

  1-7 days .....................................................   60.29%
  8-14 days ....................................................    2.89%
  15-21 days ...................................................    0.00%
  22-30 days ...................................................    0.00%
  31-60 days ...................................................    0.00%
  61-90 days ...................................................    3.86%
  91+ days .....................................................   32.96%

===============================================================================

48 |

                                About Your Fund

                        CHASE VISTA CALIFORNIA TAX FREE
                               MONEY MARKET FUND

               CHASE VISTA CALIFORNIA TAX FREE MONEY MARKET FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 2/28/98

                              [Pie Chart Omitted]

                                             Composition of
                                              Total Assets
                                             as of 2/28/98
                                             -------------
                  Cash/Other                     1.4%
                  Investments                   98.6%

--------------------------------------------------------------------------------

                        CHASE VISTA CALIFORNIA TAX FREE
                       MONEY MARKET FUND AS OF 2/28/98(1)

                         7-Day             Taxable
                     SEC Yield(2)     Equivalent Yield(3)
                     ------------     -------------------
  Vista Shares        2.78%                5.17%

(1) Past performance is not a guarantee of future results. Yields will fluctuate. An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.

(2) The yield for Vista Shares reflects the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yield would have been 2.38%. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

(3) Taxable equivalent yields are calculated based on the SEC Yield divided by 1 minus the effective tax rate. The effective combined federal, and state tax rate used for this illustration is 46.24%.

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

                                                                            | 49

Chase Vista California Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited)

   Principal
    Amount     Issuer                                  Value
=================================================================
               General Obligation -- 6.5%
               ---------------------------------------
$ 2,300,000    California State, Municipal Securities
               Trust Receipts, Ser. 7, 3.40%,
               09/01/18                                $2,300,000

  1,080,000    Modesto, California, High School
               District, Stanislaus County, 7.00%,
               08/01/98                                 1,095,285
                                                       ----------
               Total General Obligations                3,395,285
               (Cost $3,395,285)                       ----------

               Revenue Anticipation Note -- 5.2%
               ---------------------------------------
  2,700,000    California State, 4.50%, 06/30/98        2,707,183
               (Cost $2,707,183)                       ----------

               Revenue Bonds -- 14.9%
               ---------------------------------------
    750,000    Alameda County, California,
               Transportation Authority, Sales Tax,
               5.00%, 09/01/98                            752,373

  1,000,000    California School Cash Reserve
               Program Authority Pool, Ser. A,
               4.75%, 07/02/98                          1,003,350

  1,000,000    California School Cash Reserve
               Program Authority Pool, Ser. A,
               4.75%, 07/02/98                          1,002,970

    500,000    California State, Statewide
               Communities Development
               Authority, Ser B, 4.75%, 09/30/98          502,495

  1,000,000    Northern California, Power Agency,
               Public Power, Ser. B-1, 8.00%,
               07/01/98                                 1,013,489

  1,000,000    Puerto Rico Commonwealth,
               Aqueduct & Sewer Authority, Ser.
               A, 7.90%, 07/01/98                       1,034,066

  2,500,000    San Jose, California, Multifamily
               Housing, Almaden Lake Village
               Apartments, Ser, A, 3.20%, 03/02/98      2,500,000
                                                       ----------
               Total Revenue Bonds                      7,808,743
               (Cost $7,808,743)                       ----------

                       See notes to financial statements.

50 |

Chase Vista California Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                  Value
==================================================================
               Tax and Revenue Anticipation
               Notes -- 17.3%
               ---------------------------------------
$ 2,000,000    Fontana, California Union School
               District, 4.50%, 07/10/98               $ 2,004,800

    250,000    Kern County, California, 4.75%,
               10/01/98                                    251,255

  1,000,000    Los Angeles County, California, Ser.
               A, 4.50%, 06/30/98                        1,002,203

  1,500,000    Oakland California, Tax & Revenue
               Anticipation Notes, 4.50%, 06/30/98       1,504,359

  1,000,000    San Bernardino County, California,
               Ser. A, 4.50%, 06/30/98                   1,002,057

  1,000,000    San Diego County, California,
               4.50%, 09/30/98                           1,003,960

  2,300,000    Stanislaus County, California, Office
               of Education, 4.50%, 11/04/98             2,312,931
                                                       -----------
               Total Tax and Revenue Anticipation        9,081,565
               Notes (Cost $9,081,565)                 -----------

               Floating Rate Demand Note -- 52.0%
               ---------------------------------------
    900,000    Anaheim, California, Certificates of
               Participation, 1993 Referendum
               Projects, 3.00%, 03/04/98                   900,000

  2,400,000    Babylon, New York IDA, Resource
               Recovery, OFS Equity Babylon
               Project, 3.65%, 03/02/98                  2,400,000

  1,200,000    California Educational Facilities
               Authority, Stanford University, Ser.
               L, 2.90%, 03/04/98                        1,200,000

    300,000    California Health Facilities Financing
               Authority, Floating-Pooled Loan
               Program, Ser. B, 3.35%, 03/05/98            300,000

  1,000,000    California PCFA, PCR, Chevron
               USA, Inc. Project, 4.00%, 03/05/98        1,000,294

    200,000    California Pollution Control
               Financing Authority, Resource
               Recovery, Burney Forest Products
               Project, Ser. A, 3.70%, 03/02/98            200,000

                       See notes to financial statements.

                                                                            | 51

Chase Vista California Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                  Value
==================================================================
$   700,000    California Statewide Communities
               Development Authority, Apartment
               Development, Sub. Ser. A-1,
               3.00%, 03/04/98                         $   700,000

    100,000    California Statewide Communities
               Development Corp., 3.60%,
               03/04/98                                    100,000

    455,000    California Statewide Communities
               Development Corp., IDR, Evapco
               Inc. Project, 3.20%, 03/04/98               455,000

    800,000    California Statewide Communities
               Development Corp., Peet's Coffee,
               Ser. E, 3.15%, 03/04/98                     800,000

  1,100,000    California State, Pollution Control
               Financing Authority, Pollution
               Control, Pacific Gas & Electric,
               Ser. B, 3.10%, 03/04/98                   1,100,000

  2,000,000    California State, Municipal Securities
               Trust Receipts, SGA 40, 3.40%,
               03/04/98                                  2,000,000

  2,000,000    California State, Municipal Trust
               Receipts, Ser. 7, 3.40%, 03/05/98         2,000,000

    815,000    California State, Statewide
               Communities Development Corp.,
               Industrial Development, J.
               Michelle, Ser. B, 3.15%, 03/04/98           815,000

    300,000    Los Angeles California, Community
               Redevelopment Agency, 3.05%,
               03/04/98                                    300,000

    600,000    Los Angeles California, Community
               Redevelopment Agency, COP,
               Baldwin Hills Public Park, 3.05%,
               03/04/98                                    600,000

    500,000    Los Angeles California, Community
               Redevelopment Agency, COP,
               CMC Medical Plaza Partner,
               3.10%, 03/05/98                             500,000

                       See notes to financial statements.

52 |

Chase Vista California Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                 Value
==================================================================
$ 1,800,000    Los Angeles California, Metropolitan
               Transportation Authority, Proposal
               C, Second Sr. Ser. A, 2.90%,
               03/05/98                               $ 1,800,000

    700,000    Los Angeles California, Pension
               Obligation, Ser. B, 3.00%, 03/04/98        700,000

    300,000    Los Angeles County, California IDA,
               IDR, Hon Industries Inc. Project,
               3.05%, 03/04/98                            300,000

  1,000,000    Monrovia, California, Unified School
               District, Municipal Securities Trust
               Receipt, Ser. 70, 3.35%, 03/04/98        1,000,000

  1,500,000    Moorpark California Multifamily, Le
               Club Apartments Project, Ser. A,
               2.95%, 03/05/98                          1,500,000

    400,000    New York State, Energy Research &
               Development Authority, Pollution
               Control, Rochester Gas & Electric
               Corp., Ser. B, 3.45%, 03/04/98             400,000

    500,000    Orange County California, Sanitation
               Districts 1, 2, & 3, COP, 3.60%,
               03/02/98                                   500,000

    200,000    Orange County California, Water
               District, Project B, 3.60%, 03/02/98       200,000

    400,000    Palm Springs California Community
               Redevelopment Agency, 3.15%,
               03/04/98                                   400,000

    700,000    Palm Springs California Community
               Redevelopment Agency, 3.15%,
               03/04/98                                   700,000

    200,000    Palm Springs California Community
               Redevelopment Agency, 3.15%,
               03/04/98                                   200,000

    100,000    Palm Springs California Community
               Redevelopment Agency, COP,
               Headquarters Hot, Ser. 7, 3.15%,
               03/04/98                                   100,000

                         See notes to financial statements.

                                                                            53 |

Chase Vista California Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                Value
===============================================================
$   400,000    Rancho Mirage, California,
               Redevelopment Agency, COP,
               Rancho Mirage, 3.20%, 03/05/98        $  400,000

    700,000    Riverside County, California, IDA,
               IDR, Design Time Inc. Project,
               Ser. I, 3.10%, 03/04/98                  700,000

    700,000    San Bernardino County, California,
               Certificates of Participation,
               County Center Refinancing Project,
               3.05%, 03/04/98                          700,000

    100,000    San Bernardino County, California,
               IDA, Industrial Development,
               Aqua-Service, 3.15%, 03/04/98            100,000

    300,000    San Bernardino County, California,
               IDA, Ser. II, Master Halco Inc.,
               3.10%, 03/04/98                          300,000

    300,000    San Diego California IDA, Kaiser
               Aerospace & Electric, 3.40%,
               03/05/98                                 300,000

    100,000    Santa Clara California Electric
               Revenue, Ser. B, 3.05%, 03/04/98         100,000

    700,000    South San Francisco, California,
               Multifamily, Magnolia Plaza
               Apartments, Ser. A, 3.20%, 03/04/98      700,000

    600,000    Three Valleys Municipal Water
               District, Miramar Water Treatment,
               3.30%, 03/04/98                          600,000

    375,000    Walnut, California Improvement
               Agency, IDA, IDR, Fairway Molds
               Project, 3.15%, 03/04/98                 375,000
                                                     ----------
               Total Floating Rate Demand Notes      27,445,294
               (Cost $27,445,294)                    ----------

               Commercial Paper -- 2.9%
               -------------------------------------
  1,500,000    Long Beach California Harbor,
               Commercial Paper Notes, Ser. A,
               3.00%, 03/09/98                        1,500,000
                                                     ----------


                       See notes to financial statements.

54 |

Chase Vista California Tax Free Money Market Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)


   Principal
    Amount     Issuer                                Value
==================================================================
               Total Commercial Paper
               (Cost $1,500,000)
==================================================================
               Total Investments -- 98.8%            $51,938,070
               (Cost $51,938,070)**
==================================================================

abrv      description

#      -- Security may only be sold to qualified institutional buyers.

BAN    -- Bond Anticipation Note

COP    -- Certificate of Participation

FNMA   -- Federal National Mortgage Association

FRDN   -- Floating Rate Demand Note: The maturity date shown is the next interest reset date; the rate shown is the rate in effect at February 28, 1998.

GNMA   -- Government National Mortgage Association

GO     -- General Obligation

ID     -- Industrial Development

IDA    -- Industrial Development Authority

IDB    -- Industrial Development Board

IDC    -- Industrial Development Corp.

IDR    -- Industrial Development Revenue

IRB    -- Industrial Revenue Bond

PC     -- Pollution Control

PCFA   -- Pollution Control Finance Authority

PCR    -- Pollution Control Revenue

RAN    -- Revenue Anticipation Note

Rev.   -- Revenue Bond

TAN    -- Tax Anticipation Note

TRAN   -- Tax & Revenue Anticipation Note

** The cost of securities is substantially the same for federal income tax purposes.

                       See notes to financial statements.

                                                                            | 55

Chase Vista Mutual Funds
Statement of Assets and Liabilities February 28, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                         New York          California
                                                       Tax Free          Tax Free           Tax Free
                                                     Money Market      Money Market       Money Market
                                                         Fund              Fund               Fund
                                                  -----------------   ---------------   ---------------
  ASSETS:
   Investment securities, at value
    (Note 1) ..................................    $1,142,980,363      $1,138,572,003      $51,938,070
   Cash .......................................         1,113,937                  --           51,234
   Other assets ...............................            17,108              16,300              853
   Receivables:
    Interest ..................................         7,740,519           9,395,788          622,122
    Fund shares sold ..........................           100,375             277,496           57,100
                                                   --------------      --------------      -----------
     Total Assets .............................     1,151,952,302       1,148,261,587       52,669,379
                                                   --------------      --------------      -----------
  LIABILITIES:
   Payable for investment securities
    purchased .................................        10,156,644          23,378,937               --
   Payable for Fund shares redeemed ...........           138,288              95,324               --
   Payable to custodian .......................                --              15,880               --
   Dividends payable ..........................         1,581,768           1,010,702           40,588
   Accrued liabilities: (Note 2)
    Administration fees .......................            88,088              42,370            4,028
    Distribution fees .........................            56,289              84,739            2,014
    Investment advisory fees ..................            88,087              84,739               --
    Shareholder servicing fees ................           145,997             220,322            4,029
    Custody fees ..............................            55,357              47,777           16,571
    Other .....................................           160,358             213,869           50,181
                                                   --------------      --------------      -----------
     Total Liabilities ........................        12,470,876          25,194,659          117,411
                                                   --------------      --------------      -----------
  NET ASSETS:
   Paid in capital ............................     1,139,893,870       1,123,057,525       52,550,098
   Accumulated undistributed net
    investment income .........................             3,672              99,873           16,646
   Accumulated net realized gain
    (loss) on investment transactions .........          (416,116)            (90,470)         (14,776)
                                                   --------------      --------------      -----------
  Net Assets ..................................    $1,139,481,426      $1,123,066,928      $52,551,968
                                                   ==============      ==============      ===========
   Shares of beneficial interest
    outstanding ($.001 par value;
    unlimited number of shares
    authorized):
     Vista Shares .............................       735,486,381       1,123,171,413       52,550,099
     Premier Shares ...........................       119,480,022                  --               --
     Institutional Shares .....................       284,949,163                  --               --
   Net asset value, offering and
    redemption price per share, all
    classes (net assets/shares) ...............    $         1.00      $         1.00      $      1.00
                                                   ==============      ==============      ===========
  Cost of investments .........................    $1,142,980,363      $1,138,572,003      $51,938,070
                                                   ==============      ==============      ===========

                       See notes to financial statements.

56 |

Chase Vista Mutual Funds
Statement of Operations February 28, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                New York        California
                                               Tax Free         Tax Free         Tax Free
                                             Money Market     Money Market     Money Market
                                                 Fund             Fund             Fund
                                            --------------   --------------   -------------
  INTEREST INCOME: (Note 1C) ............   $19,650,772      $18,541,649         $788,360
                                            -----------      -----------         --------
  EXPENSES: (Note 2)
   Shareholder servicing fees ...........     1,292,767        1,787,788           77,467
   Distribution fees ....................       329,950          510,797           22,133
   Administration fees ..................       536,474          510,797           22,133
   Investment advisory fees .............       536,474          510,797           22,133
   Custodian fees .......................       109,577          101,398           30,392
   Printing and postage .................         9,030           15,616            1,000
   Professional fees ....................        31,325           31,204            8,911
   Registration costs ...................        60,894           19,479               --
   Transfer agent fees ..................       124,502          200,561           17,546
   Trustees fees and expenses ...........        26,823           25,540            1,107
   Other ................................         3,762           14,838            1,706
                                            -----------      -----------         --------
    Total expenses ......................     3,061,578        3,728,815          204,528
  Less amounts waived (Note 2E) .........       428,935          715,115           82,794
                                            -----------      -----------         --------
  Net expenses ..........................     2,632,643        3,013,700          121,734
                                            -----------      -----------         --------
    Net investment income ...............    17,018,129       15,527,949          666,626
                                            -----------      -----------         --------
  REALIZED GAIN ON
   INVESTMENTS
  Net realized gain on investment
   transactions .........................         2,695            4,163              945
                                            -----------      -----------         --------

  Net increase in net assets from
   operations ...........................   $17,020,824      $15,532,112         $667,571
                                            ===========      ===========         ========

                       See notes to financial statements.

                                                                            | 57

Chase Vista Mutual Funds
Statement of Changes in Net Assets (unaudited)
--------------------------------------------------------------------------------

                                                Tax Free                          New York                       California
                                              Money Market                        Tax Free                        Tax-Free
                                                  Fund                        Money Market Fund              Money Market Fund
                                    ------------------------------  ---------------------------------  -----------------------------
                                    Six Months Ended   Year Ended   Six Months Ended    Year Ended    Six Months Ended   Year Ended
                                      February 28,     August 31,     February 28,      August 31,      February 28,     August 31,
                                          1998            1997            1998             1997             1998            1997
                                    ----------------  ------------  -----------------  -------------  ----------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income ............  $   17,018,129   $ 28,310,216    $   15,527,949    $ 26,553,722    $   666,626     $ 1,334,831
 Net realized gain (loss)
  on investment transactions ......           2,695         (3,727)            4,163         (44,446)           945            (643)
                                     --------------   ------------    --------------    ------------    -----------     -----------
 Increase in net assets
  from operations .................      17,020,824     28,306,489        15,532,112      26,509,276        667,571       1,334,188
                                     --------------   ------------    --------------    ------------    -----------     -----------
Distributions to shareholders
 from net investment income .......     (17,018,129)   (28,350,083)      (15,527,949)    (26,537,487)      (666,626)     (1,328,093)
Increase from capital
 share transactions ...............     182,891,016     88,760,159       166,296,411      66,381,087      7,042,014       2,684,361
                                     --------------   ------------    --------------    ------------    -----------     -----------
 Total increase ...................     182,893,711     88,716,565       166,300,574      66,352,876      7,042,959       2,690,456
NET ASSETS:
 Beginning of period ..............     956,587,715    867,871,150       956,766,354     890,413,478     45,509,009      42,818,553
                                     --------------   ------------    --------------    ------------    -----------     -----------
 End of period ....................  $1,139,481,426   $956,587,715    $1,123,066,928    $956,766,354    $52,551,968     $45,509,009
                                     ==============   ============    ==============    ============    ===========     ===========

                       See notes to financial statements.

                                                                             |58

Vista Mutual Funds
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Mutual Fund Trust ("MFT") (the "Trust") is organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as an open-end, management investment company. Effective March 16, 1998, the Vista Family of Mutual Funds changed its name to the Chase Vista Family of Mutual Funds. Tax Free Money Market Fund ("TFMM"), New York Tax Free Money Market Fund ("NYTFMM") and California Tax Free Money Market Fund ("CATFMM") are separate portfolios of MFT. Collectively all of these funds are referred to as "Money Market Funds" or individually as the "Fund".

The funds offer various classes of shares as follows:

Fund       Classes Offered
--------   ------------------------------
TFMM       Vista, Premier, Institutional
NYTFMM     Vista
CATFMM     Vista

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution, shareholder servicing and fund servicing expenses, and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    A. Valuation of investments -- Money market instruments are valued at amortized cost which approximates market value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

    B. Repurchase agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held by the Trust's custodian bank, sub-custodian or a bank in which the custodian bank has entered into a sub-custodian agreement or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

    C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income consists of coupon interest accrued less the amortization of any premiums on the investments of the Funds.

    D. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of a Fund's distributable net income, including net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

    E. Distributions to shareholders -- Each Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or re-invested monthly in each respective Fund's shares on the payable dates. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than

                                                                             |59

Vista Mutual Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

    timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

    F. Income and expenses -- Expenses directly attributable to a Fund are charged to that Fund; expenses directly attributable to a particular class are charged directly to such class. Other expenses are allocated proportionately among the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2. Fees and Other Transactions with Affiliates

    A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or "Advisor"), acts as the investment adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As investment adviser, Chase supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.10% of the average daily net assets for each respective Fund. The Advisor voluntarily waived all or a portion of its fees as outlined in Note 2.E. below.

    Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund, other than the Vista Tax Free Money Market Fund, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each Fund's average daily net assets.

    Chase Bank of Texas, National Association ("CBT") is the sub-investment adviser to the Tax Free Money Market Fund pursuant to a Sub-Investment Advisory Agreement between Chase and CBT. CBT is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of the Fund's average daily net assets.

    B. Shareholder and Fund servicing fees -- The Trust adopted an Administrative Service Plan which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is computed daily and paid monthly at an annual rate of 0.35% and 0.25% of the average daily net assets of the Vista Class and Premier Class, respectively.

    No Shareholder Servicing fee was paid for the Institutional Shares.

    Since inception of the Trust, Chase and certain of its affiliates have been the only Shareholder Servicing Agents. The Shareholder Servicing Agents have voluntarily waived all or a portion of their fees as outlined in Note 2.E. below.

    C. Distribution and sub-administration fees -- Pursuant to the Distribution and Sub-administration Agreements, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a wholly-owned subsidiary of the BISYS Group, Inc. ("BISYS"), acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee, computed daily and paid monthly, of 0.05% of the average daily net assets of each Fund.

    The Trustees have adopted plans of distribution under the 1940 Act for the Vista Shares (the "Vista Plan"). There are no distribution plans for the Premier or

60 |

Vista Mutual Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

    Institutional Shares. Vista Plan pays the Distributor a distribution fee. The fee is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of Vista Class of each Fund.

    D. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services and facilities to each Fund at a fee computed daily and paid monthly at the annual rate equal to 0.05% of the respective Fund's average daily net assets.

    E. Waivers of fees -- For the six months ended February 28, 1998, the Advisor, Shareholder and Fund Servicing Agents voluntarily waived fees for each of the Funds as follows:

                                           TFMM        NYTFMM       CATFMM
                                        ----------   ----------   ----------
      Advisory ......................   $     --     $     --     $19,991
      Administration ................         --      255,171          --
      Shareholder Servicing .........    428,935      459,944      55,291
      Distribution ..................         --           --       7,512
                                        --------     --------     -------
                                        $428,935     $715,115     $82,794
                                        ========     ========     =======

    F. Other -- Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

    In addition, Chase provides portfolio accounting and custody services for the Funds. Such amounts are presented in the Statement of Operations as custodian fees.

3. Transactions in Shares of Beneficial Interest

                                              Tax Free Money Market Fund
                          ----------------------------------------------------------------------
                                                      Vista Class
                          ----------------------------------------------------------------------
                                9/1/97 Through 2/28/98              Year Ended August 31, 1997
                          -------------------------------     ----------------------------------
                              Amount            Shares            Amount              Shares
                          --------------    -------------     --------------      --------------
Shares sold ............. $1,080,394,249    1,080,394,249     $1,655,124,829       1,655,124,829
Shares issued in
  reinvestment
  of distributions            3,917,704        3,917,704           5,624,366           5,624,366
Shares redeemed .........  (914,873,614)    (914,873,614)     (1,669,216,613)     (1,669,216,613)
                          --------------    -------------     --------------      --------------
Net increase
  (decrease) in
  Trust shares
  outstanding ........... $ 169,438,339      169,438,339      $   (8,467,418)         (8,467,418)
                          ==============    =============     ==============      ==============

                                                                             |61

Vista Mutual Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                     Tax Free Money Market Fund
                            -----------------------------------------------------------------------------
                                                            Premier Class
                            -----------------------------------------------------------------------------
                                  09/01/97 Through 02/28/98              Year Ended August 31, 1997
                            -------------------------------------   -------------------------------------
                                  Amount              Shares              Amount              Shares
                            -----------------   -----------------   -----------------   -----------------
Shares sold .............   $164,841,431         164,841,431        $531,017,184         531,017,184
Shares issued in
  reinvestment of
  distributions .........      1,016,050           1,016,050           2,032,501           2,032,501
Shares redeemed .........   (151,101,721)       (151,101,721)       (573,533,495)       (573,533,495)
                            ------------        ------------        ------------        ------------
Net increase
  (decrease) in
  Trust shares
  outstanding ...........   $ 14,755,760          14,755,760        $(40,483,810)        (40,483,810)
                            ============        ============        ============        ============

                                                    Institutional Class
                      -------------------------------------------------------------------------------
                             09/01/97 Through 02/28/98              Year Ended August 31, 1997
                      --------------------------------------- ---------------------------------------
                             Amount              Shares              Amount              Shares
                      ------------------- ------------------- ------------------- -------------------
Shares sold ......... $1,492,510,995       1,492,510,995      $2,181,302,254       2,181,302,254
Shares issued in
  reinvestment of
  distributions .....      2,768,304           2,768,304           2,961,145           2,961,145
Shares redeemed...... (1,496,582,382)     (1,496,582,382)     (2,046,552,012)     (2,046,552,012)
                      --------------      --------------      --------------      --------------
Net increase
  (decrease) in
  Trust shares
  outstanding ....... $   (1,303,083)         (1,303,083)     $  137,711,387         137,711,387
                      ==============      ==============      ==============      ==============

                                            New York Tax Free Money Market Fund
                      -------------------------------------------------------------------------------
                                                        Vista Class
                      -------------------------------------------------------------------------------
                             09/01/97 Through 02/28/98              Year Ended August 31, 1997
                      --------------------------------------- ---------------------------------------
                             Amount              Shares              Amount              Shares
                      ------------------- ------------------- ------------------- -------------------
Shares sold ......... $1,291,890,770       1,291,890,770      $2,483,570,728       2,483,570,728
Shares issued in
  reinvestment of
  distributions .....      9,149,136           9,149,136          13,960,319          13,960,319
Shares redeemed...... (1,134,743,495)     (1,134,743,495)     (2,431,149,960)     (2,431,149,960)
                      --------------      --------------      --------------      --------------
Net increase
  (decrease) in
  Trust shares
  outstanding ....... $  166,296,411         166,296,411      $   66,381,087          66,381,087
                      ==============      ==============      ==============      ==============

62 |

Vista Mutual Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                California Tax Free Money Market Fund
                            -----------------------------------------------------------------------------
                                                             Vista Class
                            -----------------------------------------------------------------------------
                                  09/01/97 Through 02/28/98              Year Ended August 31, 1997
                            -------------------------------------   -------------------------------------
                                  Amount              Shares              Amount              Shares
                            -----------------   -----------------   -----------------   -----------------
Shares sold .............   $139,536,557         139,536,557        $301,855,774         301,855,774
Shares issued in
  reinvestment
  of distributions ......        396,802             396,802             798,792             798,792
Shares redeemed .........   (132,891,345)       (132,891,345)       (299,970,205)       (299,970,205)
                            ------------        ------------        ------------        ------------
Net increase
  (decrease) in
  Trust shares
  outstanding ...........   $  7,042,014           7,032,014        $  2,684,361           2,684,361
                            ============        ============        ============        ============

5. Concentration of Credit Risk -- TFMM, NYTFMM and CATFMM invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities, with NYTFMM primarily investing in issuers in the State of New York, and CATFMM primarily investing in issuers in the State of California. As of February 28, 1998, TFMM invested approximately 20.4% of its assets in issuers in the state of Texas. The issuers' abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

6. Trustee Compensation -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended February 28, 1998, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities, in the Statement of Assets and Liabilities were as follows:

                                                                      Accrued
                                                         Pension      Pension
                                                        Expenses     Liability
                                                       ----------   ----------
TFMM ...............................................     $9,838     $54,376
NYTFMM .............................................      9,331      51,767
CATFMM .............................................        439       2,659

                                                                            | 63

Financial Highlights (unaudited)
--------------------------------------------------------------------------------

                                                                              Tax Free Money Market Fund
                                                                  ---------------------------------------------------
                                                                                     Vista Shares
                                                                  ---------------------------------------------------
                                                                    09/01/97            Year Ended August 31,
                                                                     Through   --------------------------------------
                                                                    02/28/98       1997         1996         1995
                                                                  ------------ ------------ ------------ ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ............................   $  1.00      $  1.00      $  1.00      $  1.00
                                                                    -------      -------      -------      -------
 Income from Investment Operations
  Net Investment Income .........................................      0.015        0.031        0.029        0.029
                                                                    --------     --------     --------     --------
  Less Dividends from Net Investment Income .....................      0.015        0.031        0.029        0.029
                                                                    --------     --------     --------     --------
Net Asset Value, End of Period ..................................   $  1.00      $  1.00      $  1.00      $  1.00
                                                                    ========     ========     ========     ========
Total Return ....................................................       1.54%        3.12%        2.92%        2.99%
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted) .........................   $735,065     $565,625     $574,115     $166,915
Ratios to average net assets#:
 Ratio of Expenses ..............................................       0.59%        0.59%        0.69%        0.86%
 Ratio of Net Investment Income .................................       3.07%        3.08%        2.89%        2.96%
 Ratio of Expenses Without Waivers and Assumption of Expenses ...       0.72%        0.73%        0.80%        0.94%
 Ratio of Net Investment Income Without Waivers and Assumption of
  Expenses ......................................................       2.94%        2.94%        2.78%        2.87%

                                                                  Tax Free Money Market Fund
                                                                  --------------------------
                                                                        Vista Shares
                                                                  -------------------------
                                                                     11/1/93       Year
                                                                     Through       Ended
                                                                    8/31/94++    10/31/93
                                                                  ------------ ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ............................   $  1.00      $  1.00
                                                                    -------      -------
 Income from Investment Operations
  Net Investment Income .........................................      0.015        0.019
                                                                    --------     --------
  Less Dividends from Net Investment Income .....................      0.015        0.019
                                                                    --------     --------
Net Asset Value, End of Period ..................................   $  1.00      $  1.00
                                                                    ========     ========
Total Return ....................................................       1.54%        1.90%
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted) .........................   $121,710     $160,497
Ratios to average net assets#:
 Ratio of Expenses ..............................................       0.85%        0.85%
 Ratio of Net Investment Income .................................       1.82%        1.88%
 Ratio of Expenses Without Waivers and Assumption of Expenses ...       0.85%        0.91%
 Ratio of Net Investment Income Without Waivers and Assumption of
  Expenses ......................................................       1.82%        1.83%

-------
  # Short periods have been annualized.
 ++ In 1994 TFMM changed its fiscal year-end from October 31 to August 31.

                       See notes to financial statements.

64 |

--------------------------------------------------------------------------------

                                                                           Tax Free Money Market Fund
                                                  -----------------------------------------------------------------------------
                                                                                 Premier Shares
                                                  -----------------------------------------------------------------------------
                                                                       Year Ended August 31,
                                                    09/01/97   --------------------------------------    11/1/93       Year
                                                     Through                                             Through       Ended
                                                    02/28/98       1997         1996         1995       8/31/94++    10/31/93
                                                  ------------ ------------ ------------ ------------ ------------ ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ............   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                    -------      -------      -------      -------      -------      -------
 Income from Investment Operations:
  Net Investment Income .........................      0.016        0.032        0.031        0.032        0.018        0.022
                                                    --------     --------     --------     --------     --------     --------
  Less Dividends from Net Investment Income .....      0.016        0.032        0.031        0.032        0.018        0.022
                                                    --------     --------     --------     --------     --------     --------
Net Asset Value, End of Period ..................   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                    ========     ========     ========     ========     ========     ========
Total Return ....................................       1.57%        3.19%        3.12%        3.29%        1.79%        2.21%
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted) .........   $119,515     $104,759     $145,221     $148,436     $229,306     $225,791
Ratio to average net assets#:
 Ratio of Expenses ..............................       0.53%        0.53%        0.58%        0.56%        0.55%        0.55%
 Ratio of Net Investment Income .................       3.14%        3.13%        3.08%        3.21%        2.11%        2.16%
 Ratio of Expenses Without Waivers and
  Assumption of Expenses ........................       0.53%        0.53%        0.73%        0.84%        0.78%        0.79%
 Ratio of Net Investment Income Without
  Waivers and Assumption of Expenses ............       3.14%        3.13%        2.92%        2.93%        1.89%        1.92%

                                                                     Tax Free Money Market Fund
                                                  ----------------------------------------------------------------
                                                                        Institutional Shares
                                                  ----------------------------------------------------------------
                                                                       Year Ended August 31,
                                                    09/01/97   --------------------------------------   11/14/93*
                                                     Through                                             Through
                                                    02/28/98       1997         1996         1995       8/31/94++
                                                  ------------ ------------ ------------ ------------ ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ............   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                    -------      -------      -------      -------      -------
 Income from Investment Operations:
  Net Investment Income .........................      0.011        0.036        0.034        0.035        0.019
                                                    --------     --------     --------     --------     --------
  Less Dividends from Net Investment Income .....      0.011        0.036        0.034        0.035        0.019
                                                    --------     --------     --------     --------     --------
Net Asset Value, End of Period ..................   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                    ========     ========     ========     ========     ========
Total Return ....................................       1.70%        3.45%        3.40%        3.53%        1.95%
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted) .........   $284,902     $286,204     $148,536     $108,494     $110,332
Ratio to average net assets#:
 Ratio of Expenses ..............................       0.26%        0.26%        0.31%        0.33%        0.34%
 Ratio of Net Investment Income .................       3.41%        3.41%        3.33%        3.46%        2.38%
 Ratio of Expenses Without Waivers and
  Assumption of Expenses ........................       0.26%        0.26%        0.31%        0.34%        0.34%
 Ratio of Net Investment Income Without
  Waivers and Assumption of Expenses ............       3.41%        3.41%        3.33%        3.45%        2.38%

-------
  # Short periods have been annualized.
 ++ In 1994 TFMM changed its fiscal year-end from October 31 to August 31.
  * Commencement of offering class of shares.

                       See notes to financial statements.

                                                                            | 65

--------------------------------------------------------------------------------

                                                                                   New York Tax Free Money
                                                                                         Market Fund
                                                                                 ---------------------------
                                                                                        Vista Shares
                                                                                 ---------------------------
                                                                                                 Year Ended
                                                                                    09/01/97     August 31,
                                                                                     Through    ------------
                                                                                    02/28/98        1997
                                                                                 -------------- ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ...........................................   $    1.00      $  1.00
                                                                                   ---------      -------
 Income from Investment Operations
  Net Investment Income ........................................................        0.015        0.030
                                                                                   ----------     --------
  Less Dividends from Net Investment Income ....................................        0.015        0.030
                                                                                   ----------     --------
Net Asset Value, End of Period .................................................   $    1.00      $  1.00
                                                                                   ==========     ========
Total Return ...................................................................         1.52%        3.02%
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted) ........................................   $1,123,067     $956,766
Ratio to average net assets#:
 Ratio of Expenses .............................................................         0.59%        0.59%
 Ratio of Net Investment Income ................................................         3.04%        2.97%
 Ratio of Expenses Without Waivers and Assumption of Expenses ..................         0.73%        0.73%
 Ratio of Net Investment Income Without Waivers and Assumption of Expenses .....         2.90%        2.83%


                                                                                           New York Tax Free Money Market Fund
                                                                                 ---------------------------------------------------
                                                                                                         Vista Shares
                                                                                 ---------------------------------------------------
                                                                                   Year Ended August 31,
                                                                                 -------------------------    11/1/93        Year
                                                                                                              Through        Ended
                                                                                     1996         1995       8/31/94++     10/31/93
                                                                                 ------------ ------------ ------------  -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ...........................................   $  1.00      $  1.00      $  1.00       $  1.00
                                                                                   -------      -------      -------       -------
 Income from Investment Operations
  Net Investment Income ........................................................      0.028        0.028        0.015         0.017
                                                                                   --------     --------     --------      --------
  Less Dividends from Net Investment Income ....................................      0.028        0.028        0.015         0.017
                                                                                   --------     --------     --------      --------
Net Asset Value, End of Period .................................................   $  1.00      $  1.00      $  1.00       $  1.00
                                                                                   ========     ========     ========      ========
Total Return ...................................................................       2.85%        2.88%        1.48%         1.75%
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted) ........................................   $890,413     $378,400     $365,669      $300,425
Ratio to average net assets#:
 Ratio of Expenses .............................................................       0.74%        0.86%        0.85%         0.85%
 Ratio of Net Investment Income ................................................       2.79%        2.84%        1.77%         1.72%
 Ratio of Expenses Without Waivers and Assumption of Expenses ..................       0.83%        0.95%        0.85%         0.89%
 Ratio of Net Investment Income Without Waivers and Assumption of Expenses .....       2.70%        2.75%        1.77%         1.68%

-------
  # Short periods have been annualized.
 ++ In 1994 NYTFMM changed its fiscal year-ends from October 31 to August 31.

                       See notes to financial statements.

66 |

--------------------------------------------------------------------------------

                                                                                  California Tax Free Money Market Fund
                                                                             -----------------------------------------------
                                                                                              Vista Shares
                                                                             -----------------------------------------------
                                                                               09/01/97         Year Ended August 31,
                                                                               Through   -----------------------------------
                                                                               02/28/98      1997        1996        1995
                                                                             ----------- ----------- ----------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .......................................   $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                                               ------      ------      ------      ------
 Income from Investment Operations
  Net Investment Income ....................................................     0.015       0.300       0.030       0.033
                                                                               -------     -------     -------     -------
  Less Dividends from Net Investment Income ................................     0.015       0.300       0.030       0.033
                                                                               -------     -------     -------     -------
Net Asset Value, End of Period .............................................   $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                                               =======     =======     =======     =======
Total Return ...............................................................      1.51%       3.02%       3.06%       3.32%
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted) ....................................   $52,552     $45,509     $42,819     $58,315
Ratio of average net assets#:
 Ratio of Expenses .........................................................      0.55%       0.56%       0.56%       0.48%
 Ratio of Net Investment Income ............................................      3.01%       2.99%       3.03%       3.25%
 Ratio of Expenses Without Waivers and Assumption of Expenses ..............      0.92%       0.86%       1.02%       1.07%
 Ratio of Net Investment Income Without Waivers and Assumption of Expenses        2.64%       2.69%       2.57%       2.66%


                                                                               California Tax Free
                                                                                   Money Market
                                                                                      Fund
                                                                             -----------------------
                                                                                  Vista Shares
                                                                             -----------------------
                                                                               11/1/93       Year
                                                                               Through      Ended
                                                                              8/31/94++    10/31/93
                                                                             ----------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .......................................   $ 1.00      $ 1.00
                                                                               ------      ------
 Income from Investment Operations
  Net Investment Income ....................................................     0.018       0.023
                                                                               -------     -------
  Less Dividends from Net Investment Income ................................     0.018       0.023
                                                                               -------     -------
Net Asset Value, End of Period .............................................   $ 1.00      $ 1.00
                                                                               =======     =======
Total Return ...............................................................      1.82%       2.30%
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted) ....................................   $64,423     $45,346
Ratio of average net assets#:
 Ratio of Expenses .........................................................      0.46%       0.42%
 Ratio of Net Investment Income ............................................      2.17%       2.26%
 Ratio of Expenses Without Waivers and Assumption of Expenses ..............      0.94%       1.02%
 Ratio of Net Investment Income Without Waivers and Assumption of Expenses        1.69%       1.66%

-------
  # Short periods have been annualized.
 ++ In 1994 CATFMM changed its fiscal year-end from October 31 to August 31. ** Commencement of operations.

                       See notes to financial statements.

                                                                            | 67

Chase Vista Service Center
P.O. Box 419392
Kansas City, MO 64179

Investment Adviser, Administrator,
Shareholder and Fund Servicing Agent
and Custodian
The Chase Manhattan Bank

Distributor
Vista Fund Distributors, Inc.

Transfer Agent
DST Systems, Inc.

Legal Counsel
Simpson Thacher & Bartlett

Independent Accountants
Price Waterhouse LLP

Chase Vista Funds are distributed by Vista Fund Distributors, Inc. which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from Chase Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the Chase Vista Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

April 1998                                                          CVTFMM-3-498